UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2021

Date of reporting period:	November 1, 2020 — April 30, 2021

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Global Income Trust

Semiannual report
4 | 30 | 21

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PGGIX

Putnam
Global Income
Trust

Semiannual report
4 | 30 | 21

Message from the Trustees

June 7, 2021

Dear Fellow Shareholder:

With summer at hand, it’s worth asking whether the economy has returned to normal. More than half of the 50 states have lifted pandemic-related restrictions. First-quarter growth in U.S. gross domestic product was 6%, reflecting a return nearly to pre-pandemic levels of economic output. The global economy is a different story. Beyond our shores, many nations lag the United States in vaccination rates and business activity.

While there are reasons to feel some relief, it’s important to recognize what may be a new normal. The pandemic is not in the past, and many of the changes precipitated by it could last. During this time, dynamic, well-managed companies have adapted to seize new, more sustainable growth opportunities.

Putnam’s active philosophy is well suited to this time. Putnam’s investment teams are analyzing companies, industries, consumers, and even governments. They try to understand the fundamentals of what has stayed the same and what has changed to uncover valuable investment insights or potential risks.

Thank you for investing with Putnam.

Investing in today’s bond markets requires a broad-based approach, the flexibility to exploit a range of sectors and opportunities, and a keen understanding of the complex global interrelationships that drive the markets. With support from more than 90 fixed-income professionals, the fund’s managers actively position the portfolio in securities from a broad range of sectors.

The fund’s management team has an average of more than 25 years of experience.

Putnam Global Income Trust invests in a number of sectors, from international sovereign debt and investment-grade corporate bonds to a wide range of mortgage-backed securities.

2 Global Income Trust

Investing for income from global sources

The fund provides exposure to a variety of currencies to seek to benefit from changes in exchange rates.

Illustration shows the fund’s five largest currency exposures as of 4/30/21.

Allocations in each currency may vary over time.

Fund allocations are shown as a percentage of the fund’s net assets as of 4/30/21. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time. For more information on current fund holdings, see pages 19–76.

All Bloomberg Barclays indices provided by Bloomberg Index Services Limited.

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Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See below and pages 10–12 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

Returns for periods less than one year are cumulative.

All Bloomberg Barclays indices provided by Bloomberg Index Services Limited.

Lipper peer group average provided by Lipper, a Refinitiv company.

* The fund’s benchmark, the Bloomberg Barclays Global Aggregate Bond Index, was introduced on 12/31/89, which post-dates the inception of the fund’s class A shares.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/21. See above and pages 10–12 for additional fund performance information. Index descriptions can be found on page 16.

All Bloomberg Barclays indices provided by Bloomberg Index Services Limited.

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Please describe the investing environment during the period.

Financial markets proved to be surprisingly resilient during the six-month reporting period ended April 30, 2021. Encouraging vaccine news bolstered investor optimism about the strength of the economic recovery in 2021. President Biden’s $1.9 trillion American Rescue Plan in early March and the gradual easing of mobility restrictions provided a further boost to market sentiment. Rising prices for stocks and commodities also helped lift the overall market environment. However, concerns about the potential inflationary impact of additional stimulus on top of a recovering economy led to an exodus from government bonds. This moved longer-term interest rates higher and pressured the credit market.

The yield on the benchmark 10-year U.S. Treasury note rose to 1.65% on April 30, 2021, from 0.88% at the beginning of the reporting period. Similarly, the 30-year U.S. Treasury note yield rose to 2.30% from 1.65%. Outside the United States, interest rates moved higher as well. Within this environment, ascending bond yields weighed on investment-grade [IG] debt despite marginal spread tightening. [Spreads

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Allocations are shown as a percentage of the fund’s net assets as of 4/30/21. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

are the yield advantage credit-sensitive bonds offer over comparable-maturity U.S. Treasuries. Bond prices rise as yield spreads tighten and decline as spreads widen.] High-yield credit, meanwhile, posted a modest gain, aided by better-than-expected corporate earnings and higher oil prices.

How did the fund perform for the six months ended April 30, 2021?

The fund returned 0.97%, outperforming the benchmark Bloomberg Barclays Global Aggregate Bond Index. Bloomberg Barclays Global Aggregate Bond Index declined 0.17% during the period.

Which holdings and strategies aided the fund’s relative outperformance?

Within our mortgage-credit holdings, commercial mortgage-backed securities [CMBS] provided the greatest boost to relative performance during the period. Our positions in cash [as opposed to synthetic] CMBS increased in value as spreads tightened. An overweight allocation to investment-grade corporate bonds also contributed. IG corporate spreads tightened marginally, resulting in a slight increase in bond prices.

What about detractors?

The fund’s interest-rate and yield-curve positioning was the only material relative detractor during the period. We maintain structural duration positions in the portfolio. We believe duration has been a very good risk diversifier and normally benefits during risk-off periods

6 Global Income Trust

when interest rates decline. During the first few months of this year, however, these positions suffered amid rising interest rates.

How did the fund use derivatives?

The fund used futures to hedge treasury term-structure risk and for yield-curve positioning. Forwards were used to hedge currency exposures and gain exposure to currencies. Interest-rate swaps were used to hedge term-structure risk, for yield-curve positioning, and to gain exposure to rates in various countries. Options [swaptions] were used to help hedge duration and convexity, isolate prepayment risk, and manage downside risks. Credit default swaps were used to hedge credit and market risks, gain liquid exposure to individual names, and gain exposure to specific sectors. Total return swaps were used to hedge sector exposure and inflation, as well as to gain exposure to specific sectors and inflation.

What are your current views on the various sectors in which the fund invests?

For corporate credit, we have a positive view of fundamentals and the market’s supply-and-demand backdrop. However, we are more neutral toward valuation. From a supply-and-demand standpoint, new issuance of investment-grade corporate bonds in calendar 2020 reached a record level of $1.7 trillion. We think new issuance is likely to decline this year, and lower supply could lift existing bond prices higher. Overall, we believe reduced bond issuance should be positive for the market’s technical backdrop. Investment-grade corporate spreads have tightened, and valuations in this sector appear to be less

Credit qualities are shown as a percentage of the fund’s net assets as of 4/30/21. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Global Income Trust 7

attractive. Therefore, security selection and sector rotation will be important as we navigate this market. We believe investment-grade corporate debt is more attractive to non-U.S. investors as rates rise in the United States.

Within the CMBS market, while there continues to be a degree of negative sentiment toward certain property types, the availability of Covid-19 vaccines has sparked optimism that social-distancing measures could be meaningfully eased by the middle of 2021. As a result, we continue to have conviction in the fund’s CMBX exposure. [CMBX Index is an unmanaged index that tracks the performance of a basket of CMBS issued in a particular year.] We believe current valuations fairly compensate investors for existing risk levels and provide an attractive risk premium.

Within residential mortgage credit, against the backdrop of robust home sales and a rebound in mortgage originations, we continue to find value across numerous market segments. In prepayment-sensitive areas of the market, we continue to find value in agency interest-only [IO] collateralized mortgage obligations as well as inverse IOs backed by jumbo loans and more seasoned collateral. Overall, we view prepayment-related opportunities as attractive sources of diversification for the fund.

As for non-U.S. sovereign debt in developed and emerging markets, we think the economic recovery will be strongest in countries with large service sectors and effective vaccine distribution. We also prefer countries that can contain government expenditures despite political pressures to raise them.

What is your near-term outlook for the economy?

As the economy reopens amid widespread distribution of Covid-19 vaccines, we believe gross domestic product growth will be robust, particularly in the second and third quarters of 2021. We’re also anticipating a strong recovery in corporate earnings growth. Since growth expectations are already built into asset market pricing, we are cautiously watching the coming months for economic data surprises. We believe U.S. Treasury yields could rise further this year as growth trends higher. That said, we think the trend toward higher rates will be more gradual, as bond investors adjust their growth and inflation outlooks, leading to periods of market volatility.

This chart shows how the fund’s top currency holdings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Holdings and allocations may vary over time.

8 Global Income Trust

In addition to interest rates and Covid-19 vaccine progress, we will also watch inflation metrics. Given base effects from the prior year and the expected demand surge upon re-opening, we believe the inflation surge will be temporary. However, we have few instances in the past 20 years when monetary and fiscal policies were aligned strongly toward an easing bias. Over the next few months, we will be monitoring components of the inflation basket for signs that may prompt the Federal Reserve to shift its dovish posture sooner than currently expected.

Thank you, Mike, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Global Income Trust 9

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2021, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R5, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/21

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Class A (6/1/87)
Before sales charge	6.08%	25.35%	2.28%	16.33%	3.07%	9.92%	3.20%	6.07%	0.97%
After sales charge	5.96	20.33	1.87	11.68	2.23	5.52	1.81	1.83	–3.07
Class B (2/1/94)
Before CDSC	5.88	17.97	1.67	12.03	2.30	7.44	2.42	5.28	0.59
After CDSC	5.88	17.97	1.67	10.03	1.93	4.44	1.46	0.28	–4.41
Class C (7/26/99)
Before CDSC	5.90	18.11	1.68	12.16	2.32	7.47	2.43	5.37	0.67
After CDSC	5.90	18.11	1.68	12.16	2.32	7.47	2.43	4.37	–0.33
Class R (12/1/03)
Net asset value	5.82	22.32	2.04	15.01	2.84	9.11	2.95	5.90	0.85
Class R5 (7/2/12)
Net asset value	6.23	29.25	2.60	18.47	3.45	11.06	3.56	6.51	1.21
Class R6 (7/2/12)
Net asset value	6.24	30.00	2.66	18.75	3.50	11.29	3.63	6.49	1.17
Class Y (10/4/05)
Net asset value	6.21	28.55	2.54	17.94	3.35	10.77	3.47	6.43	1.18

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 4.00% sales charge levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class B, C, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable. Performance for class R5 and R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B and C share performance reflects conversion to class A shares after eight years.

10 Global Income Trust

Comparative index returns For periods ended 4/30/21

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Bloomberg Barclays
Global Aggregate	—*	22.47%	2.05%	13.93%	2.64%	11.81%	3.79%	3.95%	–0.17%
Bond Index
Lipper Global Income
Funds category	6.09%	29.97	2.59	17.52	3.26	12.52	4.00	7.17	1.16
average†

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

All Bloomberg Barclays indices provided by Bloomberg Index Services Limited.

* The fund’s benchmark, the Bloomberg Barclays Global Aggregate Bond Index, was introduced on 12/31/89, which post-dates the inception of the fund’s class A shares.

† Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 4/30/21, there were 211, 208, 188, 166, 109, and 1 fund(s), respectively, in this Lipper category.

Fund price and distribution information For the six-month period ended 4/30/21

Distributions	Class A		Class B	Class C	Class R	Class R5	Class R6	Class Y
Number	6		6	6	6	6	6	6
Income	$0.102		$0.054	$0.053	$0.087	$0.122	$0.127	$0.118
Capital gains	—		—	—	—	—	—	—
Total	$0.102		$0.054	$0.053	$0.087	$0.122	$0.127	$0.118
	Before	After	Net	Net	Net	Net	Net	Net
	sales	sales	asset	asset	asset	asset	asset	asset
Share value	charge	charge	value	value	value	value	value	value
10/31/20	$12.45	$12.97	$12.39	$12.39	$12.45	$12.44	$12.45	$12.44
4/30/21	12.47	12.99	12.41	12.42	12.47	12.47	12.47	12.47
	Before	After	Net	Net	Net	Net	Net	Net
Current rate	sales	sales	asset	asset	asset	asset	asset	asset
(end of period)	charge	charge	value	value	value	value	value	value
Current dividend rate[1]	1.64%	1.57%	0.77%	0.87%	1.44%	2.02%	2.12%	1.92%
Current 30-day
SEC yield
(with expense
limitation)[2,3]	N/A	1.65	0.97	0.99	1.47	2.04	2.12	1.96
Current 30-day
SEC yield
(without expense
limitation)[3]	N/A	1.37	0.68	0.70	1.19	1.75	1.83	1.68

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 For a portion of the period, the fund had expense limitations, without which yields would have been lower.

3 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

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Fund performance as of most recent calendar quarter Total return for periods ended 3/31/21

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Class A (6/1/87)
Before sales charge	6.09%	29.47%	2.62%	18.46%	3.45%	8.34%	2.71%	8.45%	0.89%
After sales charge	5.96	24.29	2.20	13.72	2.61	4.01	1.32	4.12	–3.14
Class B (2/1/94)
Before CDSC	5.88	21.87	2.00	14.09	2.67	5.90	1.93	7.67	0.52
After CDSC	5.88	21.87	2.00	12.09	2.31	2.90	0.96	2.67	–4.48
Class C (7/26/99)
Before CDSC	5.90	22.03	2.01	14.14	2.68	5.84	1.91	7.66	0.50
After CDSC	5.90	22.03	2.01	14.14	2.68	5.84	1.91	6.66	–0.50
Class R (12/1/03)
Net asset value	5.82	26.25	2.36	17.02	3.19	7.45	2.42	8.18	0.76
Class R5 (7/2/12)
Net asset value	6.23	33.38	2.92	20.53	3.81	9.38	3.03	8.82	1.05
Class R6 (7/2/12)
Net asset value	6.25	34.26	2.99	21.01	3.89	9.69	3.13	8.87	1.08
Class Y (10/4/05)
Net asset value	6.21	32.66	2.87	20.00	3.71	9.10	2.95	8.74	1.02

See the discussion following the fund performance table on page 10 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R	Class R5	Class R6	Class Y
Net expenses for the fiscal year
ended 10/31/20*	0.89%	1.64%	1.64%	1.14%	0.55%	0.48%	0.64%
Total annual operating expenses for the
fiscal year ended 10/31/20	1.20%	1.95%	1.95%	1.45%	0.86%	0.79%	0.95%
Annualized expense ratio for the
six-month period ended 4/30/21	0.88%	1.63%	1.63%	1.13%	0.55%	0.48%	0.63%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 2/28/22.

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Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/20 to 4/30/21. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$4.39	$8.11	$8.11	$5.63	$2.74	$2.39	$3.14
Ending value (after expenses)	$1,009.70	$1,005.90	$1,006.70	$1,008.50	$1,012.10	$1,011.70	$1,011.80

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/21. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/21, use the following calculation method. To find the value of your investment on 11/1/20, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$4.41	$8.15	$8.15	$5.66	$2.76	$2.41	$3.16
Ending value (after expenses)	$1,020.43	$1,016.71	$1,016.71	$1,019.19	$1,022.07	$1,022.41	$1,021.67

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/21. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

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Consider these risks before investing

International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund concentrates on a limited group of industries and is non-diversified. Because the fund may invest in fewer issuers than a diversified fund, it is vulnerable to common economic forces and may result in greater losses and volatility. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the fund may not perform as well as other securities that we do not select for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

14 Global Income Trust

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R5 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

Global Income Trust 15

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

° Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed-income securities.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

CMBX Index is an unmanaged index that tracks the performance of a basket of CMBS issued in a particular year.

ICE BofA (Intercontinental Exchange Bank of America) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or limited, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper, a Refinitiv company, is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

16 Global Income Trust

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2021, Putnam employees had approximately $580,000,000 and the Trustees had approximately $81,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in April 2021. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2020 through December 2020. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2020. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the Covid-19 pandemic, and the impact those challenges had on the liquidity of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Global Income Trust 17

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

18 Global Income Trust

The fund’s portfolio 4/30/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (62.7%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.5%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 5/1/51	$1,000,000	$1,081,563
4.00%, TBA, 5/1/51	2,000,000	2,135,000
3.50%, TBA, 5/1/51	1,000,000	1,060,156
3.00%, TBA, 5/1/51	2,000,000	2,092,344
		6,369,063
U.S. Government Agency Mortgage Obligations (60.2%)
Uniform Mortgage-Backed Securities
4.00%, TBA, 5/1/51	5,000,000	5,371,875
3.50%, TBA, 6/1/51	6,000,000	6,376,172
3.50%, TBA, 5/1/51	8,000,000	8,513,750
3.00%, TBA, 6/1/51	2,000,000	2,092,812
3.00%, TBA, 5/1/51	5,000,000	5,235,547
2.50%, TBA, 6/1/51	29,000,000	30,005,938
2.50%, TBA, 5/1/51	77,000,000	79,857,424
2.00%, TBA, 5/1/51	14,000,000	14,136,718
		151,590,236
Total U.S. government and agency mortgage obligations (cost $156,714,923)		$157,959,299

	Principal
U.S. TREASURY OBLIGATIONS (0.1%)*	amount	Value
U.S. Treasury Notes 0.25%, 9/30/25 [i]	$247,000	$242,090
Total U.S. treasury obligations (cost $242,090)		$242,090

	Principal
MORTGAGE-BACKED SECURITIES (35.5%)*	amount	Value
Agency collateralized mortgage obligations (3.7%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 4076, Class MS, IO, ((-1 x 1 Month US LIBOR)
+ 6.70%), 6.585%, 7/15/40	$514,617	$42,483
REMICs IFB Ser. 4979, Class SN, IO, ((-1 x 1 Month US LIBOR)
+ 6.05%), 5.944%, 6/25/50	1,886,939	354,765
REMICs Ser. 4355, Class DI, IO, 4.00%, 3/15/44	451,866	17,724
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	518,846	71,745
REMICs Ser. 4369, Class IA, IO, 3.50%, 7/15/44	540,534	60,362
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	1,055,180	107,644
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	2,352,584	229,231
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	774,303	52,919
Federal National Mortgage Association
REMICs IFB Ser. 12-116, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 7.20%), 7.094%, 10/25/42	868,069	189,838
REMICs IFB Ser. 10-46, Class SB, IO, ((-1 x 1 Month US LIBOR)
+ 6.45%), 6.344%, 5/25/40	170,268	29,191
REMICs IFB Ser. 12-103, Class LS, IO, ((-1 x 1 Month US LIBOR)
+ 6.00%), 5.894%, 9/25/42	870,504	147,986
REMICs Ser. 15-28, IO, 5.50%, 5/25/45	1,220,826	241,113
REMICs Ser. 17-113, IO, 5.00%, 1/25/38	666,614	75,491
REMICs Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	431,150	35,501

Global Income Trust 19

	Principal
MORTGAGE-BACKED SECURITIES (35.5%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	$564,804	$59,098
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	907,811	47,673
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	805,310	32,282
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	696,604	14,189
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	808,686	28,105
Government National Mortgage Association
IFB Ser. 10-171, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.45%),
6.334%, 12/16/40	579,598	116,575
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
6.034%, 3/20/43	819,558	83,210
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	811,882	170,408
IFB Ser. 20-32, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.984%, 3/20/50	1,343,141	222,308
Ser. 18-21, Class IN, IO, 5.00%, 2/20/48	378,432	66,578
Ser. 14-76, IO, 5.00%, 5/20/44	363,845	64,441
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44	691,745	116,926
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	118,063	23,207
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	249,058	48,878
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	79,031	15,411
Ser. 18-153, Class AI, IO, 4.50%, 9/16/45	6,751,908	1,175,237
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	888,461	158,380
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	202,187	20,983
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	705,496	127,197
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	1,178,777	211,057
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	541,933	49,379
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	401,905	70,027
Ser. 16-138, Class GI, IO, 4.00%, 10/20/46	4,006,930	535,831
Ser. 16-47, Class CI, IO, 4.00%, 9/20/45	1,348,041	149,498
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44	814,169	106,549
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	219,381	28,241
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45	1,773,735	247,554
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	191,425	21,258
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	789,642	127,451
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	525,084	34,240
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	343,546	9,894
Ser. 16-H16, Class EI, IO, 2.484%, 6/20/66 W	2,952,738	245,373
Ser. 17-H04, Class BI, IO, 2.472%, 2/20/67 W	2,738,036	262,068
Ser. 17-H02, Class BI, IO, 2.457%, 1/20/67 W	2,976,958	272,850
Ser. 16-H20, Class NI, IO, 2.40%, 9/20/66 W	2,567,413	194,482
Ser. 16-H23, Class NI, IO, 2.385%, 10/20/66 W	3,734,395	314,809
Ser. 17-H19, Class MI, IO, 2.065%, 4/20/67 W	1,766,018	156,116
Ser. 16-H13, Class EI, IO, 1.929%, 4/20/66 W	2,133,949	182,698
Ser. 15-H26, Class DI, IO, 1.911%, 10/20/65 W	2,141,659	172,305
Ser. 15-H09, Class AI, IO, 1.758%, 4/20/65 W	4,382,544	298,399
Ser. 15-H26, Class EI, IO, 1.717%, 10/20/65 W	2,230,867	145,453
Ser. 15-H03, Class DI, IO, 1.665%, 1/20/65 W	3,816,824	273,285
Ser. 14-H21, Class AI, IO, 1.659%, 10/20/64 W	2,360,389	168,305
Ser. 16-H01, Class AI, IO, 1.653%, 1/20/66 W	1,779,212	115,247

20 Global Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (35.5%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-H25, Class AI, IO, 1.617%, 9/20/65 W	$2,359,302	$149,580
Ser. 14-H12, Class BI, IO, 1.573%, 5/20/64 W	2,972,805	183,826
Ser. 16-H07, Class HI, IO, 1.495%, 2/20/66 W	3,004,387	240,351
		9,213,205
Commercial mortgage-backed securities (19.3%)
BANK
Ser. 19-BN24, Class AS, 3.283%, 11/15/62 W	425,000	459,000
Ser. 19-BN23, Class AS, 3.203%, 12/15/52	268,000	284,640
FRB Ser. 20-BN30, Class XA, IO, 1.446%, 12/15/53 W	4,992,702	483,774
FRB Ser. 19-BN20, Class XA, IO, 0.96%, 9/15/62 W	9,971,727	598,304
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class B, 4.096%, 5/15/52	290,000	308,385
Ser. 19-C5, Class AS, 3.366%, 11/15/52 W	835,000	896,119
FRB Ser. 20-C8, Class XA, IO, 1.973%, 10/15/53 W	4,720,285	638,897
Bear Stearns Commercial Mortgage Securities Trust 144A FRB
Ser. 06-PW14, Class X1, IO, 0.76%, 12/11/38 W	67,860	699
Benchmark Mortgage Trust
Ser. 18-B8, Class AS, 4.532%, 1/15/52 W	634,000	729,596
Ser. 19-B13, Class AM, 3.183%, 8/15/57	242,000	257,101
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 1.17%, 5/15/38
(Cayman Islands)	612,000	612,379
CD Commercial Mortgage Trust Ser. 17-CD3, Class A4,
3.631%, 2/10/50	267,000	294,061
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B,
4.199%, 6/15/50 W	427,000	463,454
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E,
5.935%, 12/15/47 W	1,053,000	1,029,977
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.26%, 11/10/46 W	256,000	262,830
FRB Ser. 18-C6, Class B, 4.907%, 11/10/51 W	251,000	291,173
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	694,000	748,944
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.262%, 3/10/47 W	185,000	194,840
FRB Ser. 06-C5, Class XC, IO, 0.715%, 10/15/49 W	2,299,318	31
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.046%, 11/10/46 W	417,000	454,530
FRB Ser. 14-CR17, Class C, 4.944%, 5/10/47 W	692,000	737,923
FRB Ser. 14-CR18, Class C, 4.901%, 7/15/47 W	393,000	403,252
FRB Ser. 14-UBS6, Class C, 4.593%, 12/10/47 W	110,000	115,340
FRB Ser. 15-CR24, Class B, 4.525%, 8/10/48 W	501,000	550,987
FRB Ser. 15-LC19, Class C, 4.376%, 2/10/48 W	420,000	447,768
Ser. 14-CR21, Class B, 4.339%, 12/10/47 W	433,000	466,438
Ser. 14-LC15, Class AM, 4.198%, 4/10/47	451,000	488,035
Ser. 14-CR19, Class AM, 4.08%, 8/10/47	574,000	622,459
Ser. 15-CR27, Class AM, 3.984%, 10/10/48	284,000	312,325
Ser. 17-COR2, Class AM, 3.803%, 9/10/50	353,000	389,843
Ser. 16-COR1, Class AM, 3.494%, 10/10/49	439,000	475,322
FRB Ser. 14-UBS6, Class XA, IO, 1.034%, 12/10/47 W	8,774,405	211,946
FRB Ser. 15-LC21, Class XA, IO, 0.83%, 7/10/48 W	10,509,202	260,664

Global Income Trust 21

	Principal
MORTGAGE-BACKED SECURITIES (35.5%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
COMM Mortgage Trust 144A
FRB Ser. 13-CR11, Class C, 5.285%, 8/10/50 W	$525,000	$538,443
FRB Ser. 12-CR2, Class D, 4.992%, 8/15/45 W	400,000	375,586
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 06-C4, Class AX, IO, 1.002%, 9/15/39 W	7,248	—
FRB Ser. 07-C2, Class AX, IO, 0.049%, 1/15/49 W	653,633	—
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB
Ser. 03-C3, Class AX, IO, 2.267%, 5/15/38 W	5,498	42
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.405%, 4/15/50 W	819,000	790,941
Ser. 19-C15, Class A4, 4.053%, 3/15/52	819,000	927,150
Ser. 19-C17, Class AS, 3.278%, 9/15/52	596,000	631,743
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.506%, 12/15/49 W	822,000	710,136
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC3A, Class D, 5.517%, 8/10/44 W	1,164,000	1,141,133
Ser. 11-LC2A, Class B, 4.998%, 7/10/44 W	329,000	328,802
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K113,
Class XAM, IO, 1.693%, 6/25/30 W	2,243,000	280,137
Multifamily Structured Pass-Through Certificates FRB Ser. K111,
Class X1, IO, 1.681%, 5/25/30 W	2,252,615	274,796
Multifamily Structured Pass-Through Certificates FRB Ser. K105,
Class X1, IO, 1.645%, 1/25/30 W	2,316,318	267,007
Multifamily Structured Pass-Through Certificates FRB Ser. K104,
Class XAM, IO, 1.505%, 1/25/30 W	3,017,000	330,249
Multifamily Structured Pass-Through Certificates FRB Ser. K113,
Class X1, IO, 1.49%, 6/25/30 W	3,028,889	321,574
Multifamily Structured Pass-Through Certificates FRB Ser. K098,
Class X1, IO, 1.269%, 8/25/29 W	2,803,221	233,483
Multifamily Structured Pass-Through Certificates FRB Ser. K118,
Class X1, IO, 1.055%, 9/25/30 W	4,597,483	354,868
Multifamily Structured Pass-Through Certificates FRB Ser. K123,
Class X1, IO, 0.866%, 12/25/30 W	4,692,534	297,244
Multifamily Structured Pass-Through Certificates FRB Ser. K125,
Class X1, IO, 0.678%, 1/25/31 W	6,259,021	292,515
Multifamily Structured Pass-Through Certificates FRB Ser. K087,
Class X1, IO, 0.51%, 12/25/28 W	13,534,840	362,279
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO,
1.631%, 2/10/46 W	6,977,110	149,422
GS Mortgage Securities Trust
FRB Ser. 12-GCJ7, Class C, 5.806%, 5/10/45 W	273,000	283,920
Ser. 17-GS7, Class AS, 3.663%, 8/10/50	354,000	383,028
FRB Ser. 20-GC47, Class C, 3.57%, 5/12/53 W	418,000	428,169
Ser. 19-GC40, Class AS, 3.412%, 7/10/52	542,000	582,921
Ser. 19-GC42, Class AS, 3.212%, 9/1/52	368,000	389,822
Ser. 16-GS3, Class A4, 2.85%, 10/10/49	452,000	484,408
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.183%, 8/10/43 W	428,000	212,115
FRB Ser. 11-GC3, Class D, 5.558%, 3/10/44 W	180,000	180,195
Ser. 12-GC6, Class AS, 4.948%, 1/12/45	236,000	240,264
FRB Ser. 13-GC14, Class B, 4.90%, 8/10/46 W	282,000	301,632

22 Global Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (35.5%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.831%, 4/15/47 W	$777,000	$819,894
FRB Ser. 14-C22, Class C, 4.705%, 9/15/47 W	225,000	211,139
FRB Ser. 13-C12, Class B, 4.236%, 7/15/45 W	285,000	295,054
Ser. 15-C29, Class B, 4.118%, 5/15/48 W	586,000	629,095
FRB Ser. 15-C33, Class XA, IO, 1.06%, 12/15/48 W	3,406,636	124,140
FRB Ser. 14-C22, Class XA, IO, 0.98%, 9/15/47 W	9,496,833	224,620
FRB Ser. 13-C12, Class XA, IO, 0.574%, 7/15/45 W	19,995,427	145,867
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C17, Class D, 5.051%, 1/15/47 W	505,000	505,935
FRB Ser. 14-C23, Class D, 4.12%, 9/15/47 W	437,000	440,011
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 12-C6, Class AS, 4.117%, 5/15/45	264,000	270,706
Ser. 19-COR5, Class AS, 3.669%, 6/13/52	804,000	876,962
Ser. 13-C10, Class AS, 3.372%, 12/15/47	259,000	265,801
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	339,000	352,458
FRB Ser. 19-COR5, Class XA, IO, 1.655%, 6/13/52 W	8,389,198	771,937
FRB Ser. 06-CB17, Class X, IO, 1.144%, 12/12/43 W	256,841	5,017
FRB Ser. 13-C16, Class XA, IO, 1.081%, 12/15/46 W	8,662,229	170,317
FRB Ser. 07-LDPX, Class X, IO, 0.581%, 1/15/49 W	57,866	1
FRB Ser. 06-LDP8, Class X, IO, 0.284%, 5/15/45 W	358,260	3
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.874%, 11/15/43 W	237,000	228,705
FRB Ser. 12-C6, Class E, 5.313%, 5/15/45 W	1,313,000	643,370
FRB Ser. 12-C8, Class D, 4.825%, 10/15/45 W	747,000	657,332
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO,
0.336%, 2/15/40 W	17,869	1
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.777%, 9/15/39 W	1,162,626	2,149
FRB Ser. 07-C2, Class XCL, IO, 0.336%, 2/15/40 W	114,523	5
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X,
IO, 7.004%, 12/15/49 W	1,175	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.218%, 2/15/47 W	220,000	236,365
Ser. 14-C18, Class C, 4.676%, 10/15/47 W	289,000	308,363
FRB Ser. 14-C17, Class C, 4.636%, 8/15/47 W	591,000	590,918
FRB Ser. 15-C24, Class B, 4.487%, 5/15/48 W	253,000	276,970
Ser. 13-C8, Class B, 3.694%, 12/15/48 W	389,000	401,402
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.819%, 8/15/45 W	687,000	696,380
FRB Ser. 12-C6, Class D, 4.759%, 11/15/45 W	278,000	275,738
FRB Ser. 13-C9, Class D, 4.248%, 5/15/46 W	274,000	249,340
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44 W	74,034	7,403
Ser. 16-BNK2, Class AS, 3.282%, 11/15/49	464,000	496,002
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class B, 5.434%, 7/15/49 W	541,000	543,244
FRB Ser. 11-C3, Class D, 5.434%, 7/15/49 W	185,000	178,732

Global Income Trust 23

	Principal
MORTGAGE-BACKED SECURITIES (35.5%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Multifamily Connecticut Avenue Securities Trust 144A FRB
Ser. 19-01, Class M7, 1.806%, 10/15/49	$442,179	$440,029
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO,
1.18%, 12/15/50 W	4,766,831	240,712
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C,
5.754%, 5/10/45 W	285,000	289,418
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4,
Class XA, IO, 1.746%, 12/10/45 W	2,403,038	39,140
Wells Fargo Commercial Mortgage Trust
FRB Ser. 15-C30, Class C, 4.648%, 9/15/58 W	432,000	471,842
Ser. 18-C46, Class B, 4.633%, 8/15/51	226,000	258,661
Ser. 17-RC1, Class C, 4.591%, 1/15/60	383,000	422,529
FRB Ser. 13-LC12, Class C, 4.405%, 7/15/46 W	363,000	316,166
FRB Ser. 15-C29, Class C, 4.354%, 6/15/48 W	287,000	312,830
Ser. 19-C49, Class AS, 4.244%, 3/15/52	354,000	403,544
Ser. 18-C45, Class A4, 4.184%, 6/15/51	366,000	416,703
FRB Ser. 20-C57, Class C, 4.158%, 8/15/53 W	481,000	516,572
FRB Ser. 16-LC25, Class AS, 4.094%, 12/15/59 W	504,000	556,563
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	663,000	682,338
FRB Ser. 19-C52, Class XA, IO, 1.762%, 8/15/52 W	3,635,845	373,550
FRB Ser. 16-LC25, Class XA, IO, 1.111%, 12/15/59 W	4,747,030	180,368
WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class B, 4.723%, 3/15/47 W	899,000	948,993
Ser. 13-C18, Class AS, 4.387%, 12/15/46 W	826,000	885,274
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46 W	525,000	555,571
Ser. 14-C22, Class AS, 4.069%, 9/15/57 W	397,000	431,597
Ser. 13-C12, Class AS, 3.56%, 3/15/48	348,000	363,719
Ser. 13-C11, Class AS, 3.311%, 3/15/45	386,000	399,113
FRB Ser. 13-C14, Class XA, IO, 0.848%, 6/15/46 W	11,899,383	129,019
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.317%, 6/15/44 W	163,000	114,237
FRB Ser. 11-C4, Class C, 5.317%, 6/15/44 W	292,000	290,521
FRB Ser. 12-C10, Class D, 4.574%, 12/15/45 W	298,000	165,983
FRB Ser. 12-C10, Class XA, IO, 1.665%, 12/15/45 W	3,486,205	60,329
		48,751,757
Residential mortgage-backed securities (non-agency) (12.5%)
American Home Mortgage Investment Trust FRB Ser. 07-1,
Class GA1C, (1 Month US LIBOR + 0.19%), 0.296%, 5/25/47	295,637	165,636
Arroyo Mortgage Trust 144A Ser. 19-3, Class A3, 3.416%, 10/25/48 W	226,135	230,382
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR
+ 0.60%), 0.706%, 9/25/45	151,116	144,261
Bellemeade Re, Ltd. 144A
FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 2.606%,
10/25/29 (Bermuda)	190,000	190,394
FRB Ser. 20-2A, Class M1A, (1 Month US LIBOR + 2.30%), 2.406%,
8/26/30 (Bermuda)	90,990	91,254
BRAVO Residential Funding Trust 144A
Ser. 19-NQM1, Class A3, 2.996%, 7/25/59 W	136,017	138,131
Ser. 21-A, Class A1, 1.991%, 10/25/59	287,333	287,333

24 Global Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (35.5%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4,
(1 Month US LIBOR + 0.24%), 0.346%, 6/25/36	$180,000	$174,208
Chevy Chase Funding, LLC Mortgage-Backed Certificates
144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%),
0.286%, 11/25/47	277,409	220,082
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A,
2.80%, 5/25/35 W	191,231	198,629
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A2,
3.094%, 3/25/65 W	665,000	686,147
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%),
1.102%, 8/25/46	151,048	145,115
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%),
1.082%, 6/25/46	343,031	313,015
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%),
0.486%, 8/25/46	351,108	310,963
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%),
0.296%, 2/20/47	210,663	164,662
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR
+ 1.70%), 1.806%, 11/25/28 (Bermuda)	258,096	258,930
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3,
(1 Month US LIBOR + 5.00%), 5.106%, 12/25/28	848,421	898,297
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M3,
(1 Month US LIBOR + 4.80%), 4.906%, 5/25/28	263,356	273,272
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3,
(1 Month US LIBOR + 4.75%), 4.856%, 10/25/24	74,360	75,138
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3,
(1 Month US LIBOR + 4.70%), 4.806%, 4/25/28	949,823	984,555
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3,
(1 Month US LIBOR + 4.65%), 4.756%, 10/25/28	1,416,539	1,484,475
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3,
(1 Month US LIBOR + 3.85%), 3.956%, 3/25/29	500,000	518,945
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3,
(1 Month US LIBOR + 3.80%), 3.906%, 3/25/29	235,623	245,270
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3,
(1 Month US LIBOR + 3.75%), 3.856%, 9/25/24	196,177	201,483
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2,
(1 Month US LIBOR + 3.45%), 3.556%, 10/25/29	282,000	292,784
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2,
(1 Month US LIBOR + 2.50%), 2.606%, 3/25/30	250,000	255,580
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2B,
(1 Month US LIBOR + 2.50%), 2.606%, 3/25/30	639,000	652,574
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M1,
(1 Month US LIBOR + 1.20%), 1.306%, 10/25/29	70,289	70,384
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2,
(1 Month US LIBOR + 2.65%), 2.756%, 1/25/49	56,748	57,854
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2,
(1 Month US LIBOR + 2.45%), 2.556%, 3/25/49	5,574	5,668
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3,
(1 Month US LIBOR + 2.40%), 2.506%, 2/25/47	130,000	131,851

Global Income Trust 25

	Principal
MORTGAGE-BACKED SECURITIES (35.5%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2,
(1 Month US LIBOR + 2.35%), 2.456%, 2/25/49	$10,859	$10,990
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2,
(1 Month US LIBOR + 2.30%), 2.406%, 10/25/48	11,800	11,970
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1,
Class M2, (1 Month US LIBOR + 1.90%), 2.006%, 1/25/50	201,066	201,967
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4,
Class M1, (1 Month US LIBOR + 1.30%), 1.406%, 9/25/50	7,865	7,865
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5,
Class M1, (US 30 Day Average SOFR + 1.30%), 1.31%, 10/25/50	15,212	15,212
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2,
(1 Month US LIBOR + 6.75%), 6.856%, 8/25/28	74,368	78,935
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2,
(1 Month US LIBOR + 6.00%), 6.106%, 9/25/28	467,337	493,541
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
(1 Month US LIBOR + 5.90%), 6.006%, 10/25/28	60,559	63,824
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
(1 Month US LIBOR + 5.70%), 5.806%, 4/25/28	278,388	295,151
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
(1 Month US LIBOR + 5.55%), 5.656%, 4/25/28	683,970	721,133
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2,
(1 Month US LIBOR + 5.30%), 5.406%, 10/25/28	339,206	356,885
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
(1 Month US LIBOR + 5.00%), 5.106%, 7/25/25	1,996,154	2,021,432
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2,
(1 Month US LIBOR + 5.00%), 5.106%, 11/25/24	64,843	66,389
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2,
(1 Month US LIBOR + 4.45%), 4.556%, 1/25/29	549,551	573,372
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2,
(1 Month US LIBOR + 4.35%), 4.456%, 5/25/29	692,557	720,939
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2,
(1 Month US LIBOR + 4.30%), 4.406%, 2/25/25	134,833	137,921
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2,
(1 Month US LIBOR + 4.25%), 4.356%, 4/25/29	1,896,912	1,976,109
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2,
(1 Month US LIBOR + 4.25%), 4.356%, 1/25/29	2,462,681	2,580,827
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
(1 Month US LIBOR + 4.00%), 4.106%, 5/25/25	58,618	59,564
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2,
(1 Month US LIBOR + 4.00%), 4.106%, 5/25/25	98,622	99,872
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2,
(1 Month US LIBOR + 3.55%), 3.656%, 7/25/29	1,175,904	1,215,393
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2,
(1 Month US LIBOR + 2.90%), 3.006%, 7/25/24	799,376	809,292
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2,
(1 Month US LIBOR + 2.35%), 2.456%, 1/25/31	60,768	61,604
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2A,
(1 Month US LIBOR + 2.20%), 2.306%, 1/25/30	82,071	82,327
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2ED3,
(1 Month US LIBOR + 1.35%), 1.456%, 9/25/29	243,727	244,794

26 Global Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (35.5%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1,
(1 Month US LIBOR + 1.25%), 1.356%, 7/25/29	$230,000	$230,036
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2,
(1 Month US LIBOR + 1.00%), 1.106%, 5/25/30	603,000	602,117
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2,
(1 Month US LIBOR + 2.45%), 2.556%, 7/25/31	43,963	44,211
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2,
(1 Month US LIBOR + 2.15%), 2.256%, 11/25/39	61,093	60,194
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2,
(1 Month US LIBOR + 2.05%), 2.156%, 1/25/40	1,646,072	1,656,586
GCAT Trust 144A Ser. 20-NQM2, Class A2, 2.272%, 4/25/65	162,998	165,540
GSAA Home Equity Trust Ser. 06-15, Class AF3A, 5.882%, 9/25/36 W	1,018,873	468,002
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR
+ 1.60%), 1.706%, 10/25/28 (Bermuda)	87,005	87,004
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A2,
2.635%, 5/25/65 W	200,000	206,202
JP Morgan Alternative Loan Trust FRB Ser. 07-S1, Class A1, (1 Month
US LIBOR + 0.28%), 0.386%, 4/25/47	258,472	252,657
Legacy Mortgage Asset Trust 144A
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	278,365	283,236
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	361,649	364,181
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	693,391	698,938
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2,
2.783%, 2/25/35 W	105,882	109,754
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1,
0.934%, 8/26/47 W	170,000	163,532
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A,
Class A1M, (1 Month US LIBOR + 0.90%), 1.006%, 1/25/48	93,836	94,625
OSW Structured Asset Trust 144A FRB Ser. 20-RPL1, Class A1,
3.199%, 12/26/59	303,942	305,935
Pretium Mortgage Credit Partners, LLC 144A Ser. 20-RPL2,
Class A1, 3.179%, 6/27/69	239,342	240,047
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1,
(1 Month US LIBOR + 1.04%), 1.146%, 3/25/34	177,367	175,088
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%),
0.956%, 5/25/47	360,726	301,306
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%),
0.286%, 1/25/37	188,022	179,183
Triangle Re, Ltd. 144A FRB Ser. 21-1, Class M1B, (1 Month US LIBOR
+ 3.00%), 3.106%, 8/25/33 (Bermuda)	250,000	250,339
Vista Point Securitization Trust 144A FRB Ser. 20-2, Class A2,
1.986%, 4/25/65 W	217,741	220,470
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.09%, 9/25/35 W	126,686	127,660
FRB Ser. 05-AR12, Class 1A8, 2.896%, 10/25/35 W	400,806	397,218
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.98%),
1.086%, 10/25/45	186,768	185,684

Global Income Trust 27

	Principal
MORTGAGE-BACKED SECURITIES (35.5%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%),
1.066%, 7/25/45	$281,094	$267,489
FRB Ser. 05-AR1, Class A1B, (1 Month US LIBOR + 0.78%),
0.886%, 1/25/45	163,162	157,956
FRB Ser. 05-AR2, Class 2A1B, (1 Month US LIBOR + 0.74%),
0.846%, 1/25/45	257,030	249,165
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR5,
Class 1A1, 2.62%, 4/25/36 W	97,801	98,268
		31,417,203
Total mortgage-backed securities (cost $92,579,513)		$89,382,165

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (34.3%)*		amount	Value
Australia (Government of) sr. unsec. bonds 3.00%,
3/21/47 (Australia)	AUD	120,000	$99,139
Australia (Government of) sr. unsec. bonds Ser. 133, 5.50%,
4/21/23 (Australia)	AUD	50,000	42,614
Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%,
4/21/37 (Australia)	AUD	350,000	325,966
Australia (Government of) sr. unsec. bonds Ser. 149, 2.25%,
5/21/28 (Australia)	AUD	1,440,000	1,188,387
Austria (Republic of) sr. unsec. bonds 1.50%, 2/20/47 (Austria)	EUR	290,000	424,711
Austria (Republic of) sr. unsec. notes 0.50%, 4/20/27 (Austria)	EUR	570,000	720,861
Bahrain (Kingdom of) sr. unsec. bonds Ser. REGS, 5.25%,
1/25/33 (Bahrain)		$460,000	447,332
Belgium (Kingdom of) sr. unsec. bonds Ser. 77, 1.00%,
6/22/26 (Belgium)	EUR	900,000	1,162,203
Belgium (Kingdom of) unsec. bonds Ser. 60, 4.25%,
3/28/41 (Belgium)	EUR	470,000	944,041
Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)	CAD	260,000	271,987
Canada (Government of) unsec. notes 1.50%, 6/1/26 (Canada)	CAD	90,000	75,157
Chile (Republic of) sr. unsec. bonds 2.45%, 1/31/31 (Chile)		$750,000	763,125
China (Republic of) unsec. notes Ser. 1913, 2.94%, 10/17/24 (China)	CNY	6,000,000	929,954
Colombia (Republic of) sr. unsec. notes 3.875%,
4/25/27 (Colombia)		$940,000	1,001,455
Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)	DKK	750,000	212,761
Denmark (Kingdom of) unsec. bonds 1.75%, 11/15/25 (Denmark)	DKK	1,470,000	260,994
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%,
2/15/48 (Dominican Republic)		$189,000	207,900
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%,
4/20/27 (Dominican Republic)		218,000	266,505
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%,
1/29/26 (Dominican Republic)		255,000	296,756
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%,
1/25/27 (Dominican Republic)		459,000	519,818
Finland (Government of) sr. unsec. bonds Ser. REGS, 1.125%,
4/15/34 (Finland)	EUR	260,000	349,417
France (Government of) unsec. bonds 4.50%, 4/25/41 (France)	EUR	830,000	1,729,952
France (Government of) unsec. bonds 4.00%, 4/25/55 (France)	EUR	240,000	543,436
France (Government of) unsec. bonds 3.25%, 5/25/45 (France)	EUR	200,000	373,010

28 Global Income Trust

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (34.3%)* cont.		amount	Value
France (Government of) unsec. bonds 3.25%, 10/25/21 (France)	EUR	5,300,000	$6,489,613
France (Government of) unsec. bonds 2.75%, 10/25/27 (France)	EUR	1,430,000	2,060,138
France (Government of) unsec. bonds 0.50%, 5/25/25 (France)	EUR	1,780,000	2,228,173
France (Government of) unsec. notes zero %, 2/25/23 (France)	EUR	710,000	863,755
France (Government of) unsec. notes Ser. REGS, 0.50%,
5/25/29 (France)	EUR	470,000	591,898
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%,
2/14/30 (Indonesia)		$200,000	205,966
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%,
10/15/30 (Indonesia)		710,000	786,651
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)		1,235,000	1,298,286
Ireland (Republic of) unsec. bonds 2.00%, 2/18/45 (Ireland)	EUR	90,000	138,077
Ireland (Republic of) unsec. notes 0.20%, 5/15/27 (Ireland)	EUR	410,000	507,119
Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)	EUR	850,000	1,417,646
Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)	EUR	700,000	1,330,078
Italy (Republic of) sr. unsec. bonds 4.00%, 2/1/37 (Italy)	EUR	190,000	312,547
Italy (Republic of) sr. unsec. bonds 2.50%, 12/1/24 (Italy)	EUR	1,060,000	1,390,386
Italy (Republic of) sr. unsec. bonds 1.70%, 9/1/51 (Italy)	EUR	60,000	68,534
Italy (Republic of) sr. unsec. bonds 1.65%, 3/1/32 (Italy)	EUR	1,070,000	1,376,765
Italy (Republic of) sr. unsec. notes zero %, 1/15/24 (Italy)	EUR	130,000	157,058
Italy (Republic of) sr. unsec. notes Ser. REGS, 0.90%, 8/1/22 (Italy)	EUR	430,000	525,030
Italy (Republic of) sr. unsec. unsub. bonds 4.75%, 8/1/23 (Italy)	EUR	1,120,000	1,498,790
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS,
6.125%, 6/15/33 (Ivory Coast)		$335,000	355,100
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%,
3/22/30 (Ivory Coast)	EUR	100,000	126,213
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%,
7/23/24 (Ivory Coast)		$300,000	322,875
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%,
3/13/28 (Senegal)	EUR	100,000	124,356
Japan (Government of) sr. unsec. bonds Ser. 95, 2.30%,
6/20/27 (Japan)	JPY	280,000,000	2,934,889
Japan (Government of) sr. unsec. unsub. bonds Ser. 32, 2.30%,
3/20/40 (Japan)	JPY	407,000,000	4,985,721
Japan (Government of) sr. unsec. unsub. bonds Ser. 125, 2.20%,
3/20/31 (Japan)	JPY	265,000,000	2,926,898
Japan (Government of) sr. unsec. unsub. bonds 0.80%,
3/20/47 (Japan)	JPY	38,000,000	366,016
Japan (Government of) sr. unsec. unsub. bonds Ser. 156, 0.40%,
3/20/36 (Japan)	JPY	267,000,000	2,484,549
Japan (Government of) sr. unsec. unsub. notes Ser. 330, 0.80%,
9/20/23 (Japan)	JPY	904,000,000	8,456,027
Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 51,
0.30%, 6/20/46 (Japan)	JPY	47,000,000	403,510
Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%,
3/20/51 (Japan)	JPY	215,000,000	2,781,111
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS,
4.875%, 10/14/44 (Kazakhstan)		$670,000	821,634
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS,
5.125%, 7/21/25 (Kazakhstan)		390,000	455,047

Global Income Trust 29

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (34.3%)* cont.		amount	Value
Malaysia (Federation of) sr. unsec. notes Ser. 417, 3.899%,
11/16/27 (Malaysia)	MYR	2,710,000	$697,446
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$1,021,000	1,188,281
Mexico (Government of) sr. unsec. notes 7.50%, 6/3/27 (Mexico)	MXN	12,510,000	674,205
Netherlands (Government of) unsec. bonds 3.75%,
1/15/42 (Netherlands)	EUR	270,000	553,521
Netherlands (Government of) unsec. notes Ser. REGS, 0.50%,
7/15/26 (Netherlands)	EUR	730,000	923,104
New Zealand (Government of) sr. unsec. notes 3.00%, 4/20/29
(New Zealand)	NZD	380,000	304,676
Norway (Kingdom of) sr. unsec. notes 1.75%, 2/17/27 (Norway)	NOK	1,880,000	233,690
Ontario (Province of) unsec. bonds 6.50%, 3/8/29 (Canada)	CAD	850,000	921,848
Ontario (Province of) unsec. bonds 2.90%, 12/2/46 (Canada)	CAD	410,000	336,306
Ontario (Province of) unsec. notes 2.60%, 6/2/25 (Canada)	CAD	1,690,000	1,458,846
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%,
3/27/27 (Paraguay)		$570,000	633,840
Paraguay (Republic of) 144A sr. unsec. bonds 2.739%,
1/29/33 (Paraguay)		220,000	209,550
Poland (Government of) unsec. notes 0.75%, 4/25/25 (Poland)	PLN	1,850,000	489,941
Portugal (Republic of) sr. unsec. notes 1.95%, 6/15/29 (Portugal)	EUR	510,000	699,545
Romania (Government of) 144A sr. unsec. bonds 3.00%,
2/14/31 (Romania)		$540,000	548,649
Saudi Arabia (Kingdom of) sr. unsec. notes Ser. REGS, 2.90%,
10/22/25 (Saudi Arabia)		514,000	546,094
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%,
3/13/48 (Senegal)		250,000	251,250
Senegal (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.25%,
7/30/24 (Senegal)		200,000	217,000
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%,
5/23/33 (Senegal)		525,000	547,969
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)	EUR	350,000	755,338
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/28 (Spain)	EUR	770,000	1,269,308
Spain (Kingdom of) sr. unsec. bonds 4.20%, 1/31/37 (Spain)	EUR	150,000	267,902
Spain (Kingdom of) sr. unsec. bonds 1.00%, 10/31/50 (Spain)	EUR	20,000	21,477
Spain (Kingdom of) sr. unsec. notes 1.60%, 4/30/25 (Spain)	EUR	420,000	543,661
Spain (Kingdom of) sr. unsec. notes 1.50%, 4/30/27 (Spain)	EUR	520,000	683,285
Spain (Kingdom of) sr. unsec. notes 1.25%, 10/31/30 (Spain)	EUR	200,000	258,844
Spain (Kingdom of) sr. unsec. unsub. bonds 4.65%, 7/30/25 (Spain)	EUR	240,000	349,369
Spain (Kingdom of) sr. unsec. unsub. bonds 2.90%,
10/31/46 (Spain)	EUR	170,000	273,867
Sweden (Government of) notes 1.00%, 11/12/26 (Sweden)	SEK	6,110,000	761,214
Sweden (Government of) unsec. bonds Ser. 1053, 3.50%,
3/30/39 (Sweden)	SEK	140,000	24,128
Switzerland (Government of) unsec. bonds 4.00%,
4/8/28 (Switzerland)	CHF	620,000	890,200
Switzerland (Government of) unsec. bonds 1.50%,
4/30/42 (Switzerland)	CHF	170,000	242,961
United Kingdom Treasury unsec. bonds 3.50%, 7/22/68
(United Kingdom)	GBP	60,000	152,000
United Kingdom Treasury unsec. notes 4.00%, 1/22/60
(United Kingdom)	GBP	1,090,000	2,782,132

30 Global Income Trust

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (34.3%)* cont.		amount	Value
United Kingdom Treasury unsec. notes 2.75%, 9/7/24
(United Kingdom)	GBP	50,000	$74,936
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 4.375%,
1/23/31 (Uruguay)		$1,170,000	1,360,125
Uruguay (Oriental Republic of) sr. unsec. unsub. notes 4.375%,
10/27/27 (Uruguay)		225,000	256,781
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25
(Venezuela) (In default) †		3,000	308
Total foreign government and agency bonds and notes (cost $80,653,506)			$86,351,534

	Principal
CORPORATE BONDS AND NOTES (22.1%)*	amount	Value
Basic materials (1.0%)
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec.
unsub. notes 6.00%, 11/15/41 (Canada)	$187,000	$235,672
Glencore Funding, LLC 144A company guaranty sr. unsec. notes
2.50%, 9/1/30	116,000	112,295
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	660,000	740,124
International Flavors & Fragrances, Inc. sr. unsec. notes
4.45%, 9/26/28	270,000	308,214
International Paper Co. sr. unsec. notes 8.70%, 6/15/38	6,000	9,657
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	65,000	67,861
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	216,000	245,222
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds
3.468%, 12/1/50	89,000	87,893
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 2.30%, 11/1/30	156,000	151,851
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
8.20%, 1/15/30	204,000	283,611
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
7.95%, 2/15/31	53,000	74,578
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R	136,000	194,225
		2,511,203
Capital goods (1.2%)
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	386,000	408,793
Berry Global, Inc. 144A company guaranty sr. unsub. notes
1.57%, 1/15/26	480,000	475,718
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60	165,000	215,050
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	267,000	299,707
Johnson Controls International PLC sr. unsec. unsub. bonds
4.50%, 2/15/47	386,000	459,117
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	386,000	366,202
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	72,000	82,447
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	391,000	442,355
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	69,000	71,498
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	246,000	267,595
		3,088,482
Communication services (4.4%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R	822,000	831,195
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	345,000	355,964
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R	118,000	123,772
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	410,000	462,307

Global Income Trust 31

	Principal
CORPORATE BONDS AND NOTES (22.1%)* cont.	amount	Value
Communication services cont.
AT&T, Inc. 144A sr. unsec. bonds 3.55%, 9/15/55	$694,000	$638,378
AT&T, Inc. 144A sr. unsec. unsub. bonds 2.55%, 12/1/33	355,000	338,091
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. bonds 6.484%, 10/23/45	484,000	639,618
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. bonds 5.375%, 5/1/47	158,000	185,823
Comcast Corp. company guaranty sr. unsec. unsub. bonds
3.999%, 11/1/49	259,000	293,739
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.50%, 11/15/35	55,000	78,596
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	1,525,000	1,583,575
Cox Communications, Inc. 144A company guaranty sr. unsec.
bonds 2.95%, 10/1/50	336,000	305,722
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	147,000	159,039
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28 R	255,000	279,921
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47 R	296,000	346,544
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	478,000	504,042
Rogers Communications, Inc. company guaranty sr. unsec. unsub.
notes 4.50%, 3/15/43 (Canada)	135,000	149,160
T-Mobile USA, Inc. 144A company guaranty sr. notes
3.875%, 4/15/30	345,000	375,809
T-Mobile USA, Inc. 144A company guaranty sr. notes
3.75%, 4/15/27	820,000	903,246
Telefonica Emisiones SA company guaranty sr. unsec. bonds
4.895%, 3/6/48 (Spain)	630,000	721,105
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	377,000	380,773
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	188,000	188,605
Verizon Communications, Inc. sr. unsec. unsub. bonds
4.672%, 3/15/55	270,000	329,419
Verizon Communications, Inc. sr. unsec. unsub. notes
4.329%, 9/21/28	433,000	498,965
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%,
4/15/27 (Canada)	345,000	364,406
		11,037,814
Consumer cyclicals (1.7%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec.
notes 3.55%, 7/26/27 (Canada)	284,000	309,915
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%,
1/25/30 (Canada)	317,000	325,295
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	308,000	363,627
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	126,000	162,884
General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 4.00%, 10/6/26	217,000	239,337
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	403,000	413,149
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25
(United Kingdom)	344,000	386,140
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%,
3/1/26 (United Kingdom)	164,000	181,630

32 Global Income Trust

	Principal
CORPORATE BONDS AND NOTES (22.1%)* cont.	amount	Value
Consumer cyclicals cont.
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds
4.65%, 10/1/28	$729,000	$839,923
Lennar Corp. company guaranty sr. unsec. unsub. notes
4.75%, 11/29/27	305,000	352,909
Moody’s Corp. sr. unsec. bonds 2.55%, 8/18/60	220,000	179,713
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	560,000	585,900
ViacomCBS, Inc. sr. unsec. notes 4.20%, 5/19/32	4,000	4,458
		4,344,880
Consumer staples (1.5%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. bonds 5.55%, 1/23/49	92,000	118,815
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	635,000	665,163
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	34,421	39,590
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds
4.50%, 2/15/45	12,000	14,028
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
7.00%, 10/15/37	68,000	99,413
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
5.625%, 3/15/42	333,000	438,017
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes
2.25%, 3/15/31	500,000	491,098
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes
4.597%, 5/25/28	159,000	184,849
Kraft Heinz Foods Co. company guaranty sr. unsec. bonds
4.375%, 6/1/46	415,000	442,576
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes
3.875%, 5/15/27	100,000	108,987
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 11/1/26	426,000	441,975
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	655,000	738,971
		3,783,482
Energy (1.4%)
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.125%, 6/30/27	528,000	608,420
Diamondback Energy, Inc. company guaranty sr. unsec. notes
3.25%, 12/1/26	350,000	370,970
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.25%, 3/17/24 (Brazil)	534,000	598,748
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.60%, 1/3/31 (Brazil)	174,000	187,833
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.299%, 1/27/25 (Brazil)	189,000	209,556
Petroleos de Venezuela SA company guaranty sr. unsec. bonds
Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default) †	155,000	6,781
Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela) (In default) †	6,000	263
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB
5.95%, 1/28/31 (Mexico)	428,000	413,191
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.50%, 3/13/27 (Mexico)	117,000	123,518
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	20,000	22,143

Global Income Trust 33

	Principal
CORPORATE BONDS AND NOTES (22.1%)* cont.	amount	Value
Energy cont.
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	$436,000	$501,093
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	2,000	2,157
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%,
3/15/77 (Canada)	421,000	447,355
		3,492,028
Financials (6.6%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	450,000	499,924
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	265,000	270,349
American International Group, Inc. jr. unsec. sub. FRB
8.175%, 5/15/58	46,000	64,961
Aon PLC company guaranty sr. unsec. unsub. notes
4.25%, 12/12/42	386,000	430,255
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	650,000	693,378
Banco Santander SA sr. unsec. unsub. notes 4.379%,
4/12/28 (Spain)	400,000	449,440
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%,
perpetual maturity	15,000	16,172
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%,
perpetual maturity	410,000	472,607
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	550,000	551,285
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	134,000	147,631
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	630,000	602,618
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	740,000	818,154
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	830,000	937,900
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, 2/18/51	625,000	627,344
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	90,000	98,886
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%,
3/11/31 (Australia)	290,000	283,374
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	400,000	429,500
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual
maturity (Switzerland)	200,000	216,500
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%,
1/12/29 (Switzerland)	250,000	269,959
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%,
6/5/26 (Switzerland)	250,000	255,226
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32 (Germany)	705,000	697,932
Digital Realty Trust LP company guaranty sr. unsec. bonds
4.45%, 7/15/28 R	458,000	525,136
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%,
4/17/28 (Canada)	730,000	821,618
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	61,000	62,906
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	360,000	406,780
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
2.60%, 2/7/30	204,000	208,089
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	9,000	12,803
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	377,000	349,948
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	104,000	96,003
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	227,000	233,162
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds
3.729%, 10/15/70	509,000	513,071

34 Global Income Trust

	Principal
CORPORATE BONDS AND NOTES (22.1%)* cont.	amount	Value
Financials cont.
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	$230,000	$318,550
NatWest Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29
(United Kingdom)	585,000	671,636
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	116,000	116,082
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	27,000	29,261
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	162,000	173,340
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	58,000	84,610
Societe Generale SA 144A jr. unsec. sub. notes 5.375%,
11/18/50 (France)	643,000	669,394
Teachers Insurance & Annuity Association of America 144A unsec.
sub. notes 6.85%, 12/16/39	120,000	175,016
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	270,000	285,795
UBS Group AG 144A jr. unsec. sub. FRN 4.375%,
2/10/31 (Switzerland)	225,000	222,355
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec.
notes 4.125%, 4/15/26 (Switzerland)	379,000	424,142
UBS Group Funding Switzerland AG company guaranty jr. unsec.
sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	300,000	341,500
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, 3/15/26	240,000	245,376
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	276,000	395,373
Westpac Banking Corp. unsec. sub. bonds 4.421%,
7/24/39 (Australia)	260,000	296,856
Westpac Banking Corp. unsec. sub. bonds 2.963%,
11/16/40 (Australia)	224,000	210,547
		16,722,744
Health care (1.1%)
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	223,000	270,385
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	247,000	255,234
Bristol-Myers Squibb Co. sr. unsec. sub. bonds 2.55%, 11/13/50	106,000	94,955
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	400,000	476,348
DH Europe Finance II Sarl company guaranty sr. unsec. bonds
3.40%, 11/15/49 (Luxembourg)	335,000	345,892
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	58,000	67,288
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	85,000	94,429
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	275,000	344,491
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	125,000	132,813
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	70,000	67,725
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	148,000	146,312
Viatris, Inc. 144A company guaranty sr. unsec. notes
2.30%, 6/22/27	159,000	160,996
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	240,000	269,425
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	108,000	104,734
		2,831,027
Technology (1.4%)
Broadcom, Inc. company guaranty sr. unsec. bonds
4.15%, 11/15/30	1,007,000	1,100,166
Broadcom, Inc. 144A company guaranty sr. unsec. bonds
3.75%, 2/15/51	169,000	163,043
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds
8.35%, 7/15/46	102,000	159,701

Global Income Trust 35

	Principal
CORPORATE BONDS AND NOTES (22.1%)* cont.	amount	Value
Technology cont.
Fidelity National Information Services, Inc. sr. unsec. bonds
2.25%, 3/1/31	$535,000	$525,500
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	90,000	97,527
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	334,000	379,021
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	245,000	249,902
Sensata Technologies, Inc. 144A company guaranty sr. unsec.
notes 3.75%, 2/15/31	505,000	501,485
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	362,000	330,405
		3,506,750
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec.
bonds 3.40%, 11/15/26	191,000	207,012
		207,012
Utilities and power (1.7%)
AES Corp. (The) 144A sr. unsec. bonds 2.45%, 1/15/31	425,000	410,438
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub.
notes 8.375%, 6/15/32	74,000	106,645
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	392,000	368,970
Energy Transfer Operating LP company guaranty sr. unsec. notes
5.875%, 1/15/24	400,000	445,004
Energy Transfer Operating LP company guaranty sr. unsec. notes
2.90%, 5/15/25	178,000	186,763
Energy Transfer Operating LP sr. unsec. unsub. notes 6.50%, 2/1/42	57,000	69,041
Enterprise Products Operating, LLC company guaranty sr. unsec.
notes 2.80%, 1/31/30	531,000	546,971
Enterprise Products Operating, LLC company guaranty sr. unsec.
unsub. bonds 4.25%, 2/15/48	95,000	101,575
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	117,000	126,274
IPALCO Enterprises, Inc. 144A sr. bonds 4.25%, 5/1/30	415,000	460,276
Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 5.40%, 9/1/44	220,000	262,682
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	105,000	102,302
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27	190,000	195,273
Vistra Operations Co., LLC 144A company guaranty sr. notes
4.30%, 7/15/29	204,000	214,494
Vistra Operations Co., LLC 144A company guaranty sr. notes
3.55%, 7/15/24	160,000	166,142
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD
3 Month + 2.11%), 2.306%, 5/15/67	589,000	534,518
		4,297,368
Total corporate bonds and notes (cost $52,717,460)		$55,822,790

	Principal
COLLATERALIZED LOAN OBLIGATIONS (1.6%)*	amount	Value
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 19-3A, Class A, (BBA
LIBOR USD 3 Month + 1.34%), 1.526%, 10/21/32	$250,000	$250,481
Benefit Street Partners CLO V-B, Ltd. 144A FRB Ser. 18-5BA,
Class A1A, (BBA LIBOR USD 3 Month + 1.09%), 1.278%, 4/20/31	250,000	249,580
CBAM, Ltd. 144A FRB Ser. 19-9A, Class A, (BBA LIBOR USD 3 Month
+ 1.28%), 1.464%, 2/12/30	250,000	250,031

36 Global Income Trust

	Principal
COLLATERALIZED LOAN OBLIGATIONS (1.6%)* cont.	amount	Value
Madison Park Funding, Ltd. 144A FRB Ser. 18-30A, Class A,
(BBA LIBOR USD 3 Month + 0.75%), 0.934%, 4/15/29	$413,000	$411,899
Magnetite VII, Ltd. 144A FRB Ser. 18-7A, Class A1R2, (BBA LIBOR
USD 3 Month + 0.80%), 0.984%, 1/15/28	248,216	248,138
Mountain View CLO, LLC 144A FRB Ser. 17-2A, Class A, (BBA LIBOR
USD 3 Month + 1.21%), 1.394%, 1/16/31	250,000	250,080
MP CLO III, Ltd. 144A FRB Ser. 13-1A, Class AR, (BBA LIBOR USD
3 Month + 1.25%), 1.438%, 10/20/30	573,000	573,115
OZLM XI, Ltd. 144A FRB Ser. 17-11A, Class A1R, (BBA LIBOR USD
3 Month + 1.25%), 1.436%, 10/30/30	247,297	246,621
Palmer Square CLO, Ltd. 144A FRB Ser. 18-2A, Class A1A,
(BBA LIBOR USD 3 Month + 1.10%), 1.284%, 7/16/31	250,000	250,384
RR, Ltd. 144A FRB Ser. 20-12A, Class AAR2, (BBA LIBOR USD
3 Month + 1.36%), 1.544%, 1/15/36	437,000	438,576
Signal Peak CLO 4, Ltd. 144A FRB Ser. 17-4A, Class A, (BBA LIBOR
USD 3 Month + 1.21%), 1.386%, 10/26/29	250,000	250,349
THL Credit Wind River CLO, Ltd. 144A FRB Ser. 18-2A, Class AR,
(BBA LIBOR USD 3 Month + 1.14%), 1.324%, 1/15/31	250,000	250,008
Voya CLO, Ltd. 144A FRB Ser. 13-2A, Class A1R, (BBA LIBOR USD
3 Month + 0.97%), 1.146%, 4/25/31	456,000	455,219
Total collateralized loan obligations (cost $4,129,488)		$4,124,481

	Principal
ASSET-BACKED SECURITIES (1.5%)*	amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE,
(BBA LIBOR USD 3 Month + 2.90%), 3.076%, 7/25/24	$568,000	$568,341
Cascade Funding Mortgage Trust, LLC 144A Ser. 20-HB4, Class M3,
2.72%, 12/26/30 W	498,000	501,785
LHOME Mortgage Trust 144A Ser. 19-RTL2, Class A1,
3.844%, 3/25/24	190,000	191,596
RMF Buyout Issuance Trust 144A Ser. 20-2, Class M1,
2.149%, 6/25/30 W	980,000	993,230
Station Place Securitization Trust 144A FRB Ser. 21-6, Class A,
(1 Month US LIBOR + 0.80%), 0.91%, 4/25/22	762,000	762,000
Toorak Mortgage Corp., Ltd. 144A
Ser. 19-1, Class A1, 4.535%, 3/25/22 W	354,450	365,083
Ser. 20-1, Class A1, 3.25%, 3/25/23 W	350,000	353,961
Total asset-backed securities (cost $3,702,446)		$3,735,996

PURCHASED SWAP OPTIONS OUTSTANDING (0.8%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
(1.185)/3 month USD-LIBOR-BBA/Dec-25	Dec-23/1.185	$14,042,100	$172,999
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485	14,042,100	16,289
Citibank, N.A.
(2.023)/3 month USD-LIBOR-BBA/Jun-51	Jun-21/2.023	188,900	4,689
(0.271)/3 month USD-LIBOR-BBA/Jun-23	Jun-21/0.271	2,267,400	1,950
Goldman Sachs International
1.869/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.869	11,606,000	303,613
(1.62)/3 month USD-LIBOR-BBA/Aug-31	Aug-21/1.62	3,395,200	64,067

Global Income Trust 37

PURCHASED SWAP OPTIONS OUTSTANDING (0.8%)* cont.
Counterparty			Notional/
Fixed right % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Goldman Sachs International cont.
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		$372,600	$32,286
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		372,600	16,689
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		650,200	9,864
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		1,593,600	120,651
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		1,593,600	117,687
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		1,593,600	79,823
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		1,593,600	77,831
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		1,590,200	316,641
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		1,590,200	311,647
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		1,590,200	261,461
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		1,059,500	90,577
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		1,059,500	25,460
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		278,700	—
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04		84,000	25,137
UBS AG
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	698,900	19,662
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	698,900	13,561
Total purchased swap options outstanding (cost $1,508,615)				$2,082,584

PURCHASED OPTIONS	Expiration
OUTSTANDING (—%)*	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed
Securities 30 yr 4.00% TBA
commitments (Call)	May-21/$107.44	$5,000,000	$5,000,000	$2,650
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Call)	May-21/104.45	17,000,000	17,000,000	49,096
Total purchased options outstanding (cost $34,375)				$51,746

	Principal amount/
SHORT-TERM INVESTMENTS (5.3%)*		shares	Value
Putnam Short Term Investment Fund Class P 0.10% L	Shares	4,510,140	$4,510,140
State Street Institutional U.S. Government Money Market Fund,
Premier Class 0.03% P	Shares	1,636,000	1,636,000
U.S. Treasury Bills 0.083%, 5/13/21 # ∆		$800,000	799,999
U.S. Treasury Bills 0.065%, 5/25/21 ∆ Φ		400,000	399,999
U.S. Treasury Bills 0.058%, 6/3/21 # ∆ §		300,000	299,999
U.S. Treasury Bills 0.042%, 6/10/21 # ∆ §		1,500,000	1,499,984
U.S. Treasury Bills 0.036%, 6/1/21 ∆ §		900,000	899,993
U.S. Treasury Bills 0.011%, 6/29/21 # ∆ §		1,800,000	1,799,957
U.S. Treasury Cash Management Bills 0.023%, 7/20/21 §		600,000	599,990

38 Global Income Trust

	Principal
SHORT-TERM INVESTMENTS (5.3%)* cont.	amount	Value
U.S. Treasury Cash Management Bills 0.020%, 8/3/21 ∆ § Φ	$700,000	$699,986
U.S. Treasury Cash Management Bills 0.008%, 7/6/21 ∆	100,000	99,998
Total short-term investments (cost $13,245,889)		$13,246,045

TOTAL INVESTMENTS
Total investments (cost $405,528,305)		$412,998,730

Key to holding’s currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan (Onshore)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
USD/$	United States Dollar

Key to holding’s abbreviations

BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period.
Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

Global Income Trust 39

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2020 through April 30, 2021 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $252,069,231.

† This security is non-income-producing.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $478,000 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,558,000 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

Φ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $478,000 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $3,350,000 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $67,324,636 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

40 Global Income Trust

DIVERSIFICATION BY COUNTRY ⌂

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	75.4%	Switzerland	0.7%
Japan	6.2	Australia	0.6
France	4.2	Mexico	0.6
Italy	2.0	Indonesia	0.6
Canada	1.5	Belgium	0.5
Spain	1.4	Other	5.3
United Kingdom	1.0	Total	100.0%

⌂Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

FORWARD CURRENCY CONTRACTS at 4/30/21 (aggregate face value $183,750,957) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Canadian Dollar	Sell	7/21/21	$2,363,474	$2,309,871	$(53,603)
	Chinese Yuan (Offshore)	Sell	5/20/21	343,616	342,156	(1,460)
	Czech Koruna	Buy	6/16/21	174,309	173,235	1,074
	Euro	Sell	6/16/21	330,544	326,921	(3,623)
	Hong Kong Dollar	Sell	5/20/21	122,191	125,178	2,987
	Japanese Yen	Sell	5/19/21	7,552,588	7,868,978	316,390
	Mexican Peso	Sell	7/21/21	359,661	359,566	(95)
	Norwegian Krone	Buy	6/16/21	264,264	258,704	5,560
	Russian Ruble	Buy	6/16/21	256,661	259,172	(2,511)
	Swiss Franc	Buy	6/16/21	895,509	886,120	9,389
Barclays Bank PLC
	Australian Dollar	Buy	7/21/21	125,687	126,030	(343)
	British Pound	Sell	6/16/21	839,763	844,359	4,596
	Canadian Dollar	Sell	7/21/21	628,746	614,609	(14,137)
	Euro	Buy	6/16/21	1,825,753	1,820,178	5,575
	Indonesian Rupiah	Buy	5/20/21	139,602	142,583	(2,981)
	Japanese Yen	Buy	5/19/21	3,005,401	3,130,679	(125,278)
	Peruvian New Sol	Buy	7/21/21	74,355	77,562	(3,207)
	Swiss Franc	Buy	6/16/21	436,297	436,000	297
Citibank, N.A.
	Australian Dollar	Buy	7/21/21	565,089	569,724	(4,635)
	British Pound	Sell	6/16/21	1,446,658	1,465,503	18,845
	Canadian Dollar	Buy	7/21/21	537,856	525,539	12,317
	Chilean Peso	Buy	7/21/21	153,449	152,458	991
	Danish Krone	Sell	6/16/21	261,287	262,251	964
	Euro	Sell	6/16/21	2,649,286	2,620,735	(28,551)
	Japanese Yen	Buy	5/19/21	303,866	331,452	(27,586)
	New Zealand Dollar	Sell	7/21/21	244,232	240,666	(3,566)
	Romanian Leu	Buy	6/16/21	84,010	84,797	(787)
	Thai Baht	Buy	5/19/21	401,601	416,034	(14,433)

Global Income Trust 41

FORWARD CURRENCY CONTRACTS at 4/30/21 (aggregate face value $183,750,957) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Credit Suisse International
	British Pound	Sell	6/16/21	$1,070,283	$1,083,179	$12,896
	Canadian Dollar	Sell	7/21/21	606,125	592,337	(13,788)
	Euro	Buy	6/16/21	181,335	178,132	3,203
Goldman Sachs International
	Australian Dollar	Buy	7/21/21	1,442,893	1,444,510	(1,617)
	British Pound	Sell	6/16/21	893,630	898,635	5,005
	Canadian Dollar	Buy	7/21/21	3,906,004	3,809,324	96,680
	Chinese Yuan (Offshore)	Buy	5/20/21	3,000,243	2,987,370	12,873
	Euro	Buy	6/16/21	4,911,352	4,850,787	60,565
	Hong Kong Dollar	Sell	5/20/21	201,381	201,824	443
	Indonesian Rupiah	Buy	5/20/21	384,429	393,020	(8,591)
	Japanese Yen	Sell	5/19/21	4,067,325	4,297,658	230,333
	New Zealand Dollar	Sell	7/21/21	2,898,876	2,855,233	(43,643)
	Norwegian Krone	Buy	6/16/21	2,516,505	2,474,478	42,027
	Polish Zloty	Sell	6/16/21	235,452	237,839	2,387
	Russian Ruble	Sell	6/16/21	31,058	31,363	305
	South African Rand	Sell	7/21/21	21,833	21,711	(122)
	Swedish Krona	Buy	6/16/21	221,513	238,593	(17,080)
	Swiss Franc	Buy	6/16/21	934,211	931,268	2,943
HSBC Bank USA, National Association
	Australian Dollar	Sell	7/21/21	397,096	392,864	(4,232)
	British Pound	Sell	6/16/21	334,386	335,388	1,002
	Canadian Dollar	Buy	7/21/21	207,900	203,187	4,713
	Chinese Yuan (Offshore)	Buy	5/20/21	6,475,660	6,447,859	27,801
	Euro	Sell	6/16/21	14,906,245	14,748,139	(158,106)
	Hong Kong Dollar	Sell	5/20/21	473,558	477,820	4,262
	Japanese Yen	Buy	5/19/21	160,900	167,635	(6,735)
	New Zealand Dollar	Buy	7/21/21	375,648	378,526	(2,878)
	Swiss Franc	Buy	6/16/21	436,297	436,002	295
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/21/21	1,516,564	1,521,362	(4,798)
	British Pound	Sell	6/16/21	764,074	772,154	8,080
	Canadian Dollar	Sell	7/21/21	1,397,204	1,369,393	(27,811)
	Chinese Yuan (Offshore)	Buy	5/20/21	2,052	2,043	9
	Euro	Buy	6/16/21	9,554,731	9,388,331	166,400
	Japanese Yen	Sell	5/19/21	1,478,689	1,547,702	69,013
	New Zealand Dollar	Sell	7/21/21	1,005,972	991,062	(14,910)
	Norwegian Krone	Buy	6/16/21	43,468	40,887	2,581
	Singapore Dollar	Buy	5/19/21	225,274	224,861	413
	South Korean Won	Buy	5/20/21	1,431,429	1,427,542	3,887
	Swedish Krona	Sell	6/16/21	748,454	745,286	(3,168)
	Swiss Franc	Sell	6/16/21	400,348	398,418	(1,930)

42 Global Income Trust

FORWARD CURRENCY CONTRACTS at 4/30/21 (aggregate face value $183,750,957) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	7/21/21	$125,609	$122,984	$2,625
	British Pound	Buy	6/16/21	6,271,704	6,329,971	(58,267)
	Canadian Dollar	Buy	7/21/21	1,321,775	1,282,025	39,750
	Danish Krone	Sell	6/16/21	938	936	(2)
	Euro	Buy	6/16/21	2,595,378	2,560,579	34,799
	Japanese Yen	Buy	5/19/21	4,132,449	4,262,461	(130,012)
	New Zealand Dollar	Sell	7/21/21	259,183	255,727	(3,456)
	Norwegian Krone	Buy	6/16/21	441,029	446,135	(5,106)
	Swedish Krona	Sell	6/16/21	93,970	112,116	18,146
	Swiss Franc	Buy	6/16/21	37,928	37,805	123
NatWest Markets PLC
	Australian Dollar	Sell	7/21/21	844,590	835,634	(8,956)
	British Pound	Buy	6/16/21	901,087	912,929	(11,842)
	Canadian Dollar	Sell	7/21/21	486,348	473,303	(13,045)
	Chinese Yuan (Offshore)	Buy	5/20/21	104,324	103,718	606
	Euro	Sell	6/16/21	8,354,689	8,276,048	(78,641)
	Japanese Yen	Buy	5/19/21	1,307,636	1,357,523	(49,887)
	New Zealand Dollar	Sell	7/21/21	2,120,253	2,088,501	(31,752)
	Swedish Krona	Buy	6/16/21	505,139	506,024	(885)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/21/21	143,719	195,898	(52,179)
	British Pound	Sell	6/16/21	2,709,203	2,762,846	53,643
	Canadian Dollar	Sell	7/21/21	2,219,449	2,191,246	(28,203)
	Chinese Yuan (Offshore)	Buy	5/20/21	1,402,934	1,403,710	(776)
	Euro	Sell	6/16/21	10,702,549	10,612,550	(89,999)
	Hong Kong Dollar	Sell	5/20/21	2,507,426	2,512,814	5,388
	Hungarian Forint	Buy	6/16/21	138,187	137,132	1,055
	Israeli Shekel	Buy	7/21/21	169,146	166,740	2,406
	Japanese Yen	Sell	5/19/21	1,003,128	1,030,308	27,180
	New Zealand Dollar	Sell	7/21/21	1,768,857	1,708,459	(60,398)
	Norwegian Krone	Sell	6/16/21	467,725	449,838	(17,887)
	Swedish Krona	Sell	6/16/21	211,268	179,149	(32,119)
	Swiss Franc	Buy	6/16/21	962,815	985,552	(22,737)
Toronto-Dominion Bank
	Australian Dollar	Buy	7/21/21	507,448	504,098	3,350
	British Pound	Buy	6/16/21	322,093	327,792	(5,699)
	Canadian Dollar	Buy	7/21/21	200,171	200,398	(227)
	Chinese Yuan (Offshore)	Sell	5/20/21	2,981,542	2,968,071	(13,471)
	Euro	Sell	6/16/21	3,850,892	3,818,255	(32,637)
	Hong Kong Dollar	Sell	5/20/21	291,798	292,427	629
	Japanese Yen	Buy	5/19/21	696,689	702,930	(6,241)
	New Zealand Dollar	Buy	7/21/21	356,476	357,215	(739)
	Norwegian Krone	Buy	6/16/21	786,425	767,521	18,904

Global Income Trust 43

FORWARD CURRENCY CONTRACTS at 4/30/21 (aggregate face value $183,750,957) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Toronto-Dominion Bank cont.
	Swedish Krona	Sell	6/16/21	$14,003	$13,785	$(218)
	Swiss Franc	Sell	6/16/21	677,688	672,429	(5,259)
UBS AG
	British Pound	Sell	6/16/21	2,661,828	2,698,255	36,427
	Canadian Dollar	Buy	7/21/21	1,284,263	1,242,946	41,317
	Chinese Yuan (Offshore)	Buy	5/20/21	201,102	198,183	2,919
	Euro	Buy	6/16/21	5,429,609	5,345,877	83,732
	Hong Kong Dollar	Sell	5/20/21	124,328	127,287	2,959
	Japanese Yen	Buy	5/19/21	4,705,719	4,748,135	(42,416)
	New Zealand Dollar	Sell	7/21/21	1,651,463	1,622,017	(29,446)
	Norwegian Krone	Buy	6/16/21	155,212	153,149	2,063
	Swedish Krona	Buy	6/16/21	3,389,555	3,395,153	(5,598)
	Swiss Franc	Buy	6/16/21	203,241	215,482	(12,241)
WestPac Banking Corp.
	British Pound	Buy	6/16/21	382,176	392,565	(10,389)
	Canadian Dollar	Buy	7/21/21	1,024,611	1,001,379	23,232
	Euro	Sell	6/16/21	71,114	52,853	(18,261)
	Japanese Yen	Sell	5/19/21	121,191	129,202	8,011
	New Zealand Dollar	Sell	7/21/21	1,206,209	1,188,110	(18,099)
Unrealized appreciation						1,546,365
Unrealized (depreciation)						(1,493,295)
Total						$53,070

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
Australian Government Treasury
Bond 3 yr (Long)	7	$631,593	$631,594	Jun-21	$1,618
Canadian Government Bond
10 yr (Long)	7	793,654	793,654	Jun-21	(17,962)
Euro-Bobl 5 yr (Long)	21	3,401,562	3,401,561	Jun-21	(7,127)
Euro-Bund 10 yr (Long)	16	3,270,120	3,270,119	Jun-21	(32,375)
Euro-Buxl 30 yr (Long)	7	1,699,140	1,699,139	Jun-21	(57,314)
Euro-Schatz 2 yr (Short)	7	943,237	943,237	Jun-21	153
Japanese Government Bond
10 yr (Long)	5	6,923,781	6,923,781	Jun-21	27,880
Japanese Government Bond
10 yr (Short)	10	13,847,562	13,847,562	Jun-21	(55,869)
Japanese Government Bond
10 yr Mini (Long)	4	553,719	553,719	Jun-21	2,143
U.K. Gilt 10 yr (Long)	28	4,936,922	4,936,921	Jun-21	(42,372)
U.S. Treasury Bond 30 yr (Long)	17	2,673,250	2,673,250	Jun-21	(57,148)
U.S. Treasury Bond Ultra 30 yr (Long)	14	2,602,688	2,602,688	Jun-21	(57,672)

44 Global Income Trust

FUTURES CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
U.S. Treasury Note 2 yr (Short)	198	$43,710,047	$43,710,047	Jun-21	$35,211
U.S. Treasury Note 5 yr (Short)	92	11,402,250	11,402,250	Jun-21	(37,355)
U.S. Treasury Note 10 yr (Long)	41	5,413,281	5,413,281	Jun-21	(97,467)
U.S. Treasury Note Ultra 10 yr (Long)	15	2,183,203	2,183,203	Jun-21	(50,893)
Unrealized appreciation					67,005
Unrealized (depreciation)					(513,554)
Total					$(446,549)

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/21 (premiums $2,788,126) (Unaudited)
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985		$14,042,100	$90,010
2.074/3 month USD-LIBOR-BBA/Dec-53	Dec-23/2.074		1,123,400	134,752
Citibank, N.A.
1.722/3 month USD-LIBOR-BBA/Jun-31	Jun-21/1.722		944,700	5,470
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		448,600	18,491
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		448,600	40,127
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		2,601,000	4,552
1.722/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	242,000	17,209
(1.722)/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	242,000	23,836
1.564/3 month USD-LIBOR-BBA/May-31	May-21/1.564		$5,432,300	49,760
2.317/3 month USD-LIBOR-BBA/Dec-31	Dec-21/2.317		11,606,000	92,268
(1.519)/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.519		11,606,000	113,971
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		504,100	620
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		504,100	3,710
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		1,046,200	12,575
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	532,300	13,324
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		$1,657,100	16,256
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	532,300	73,058
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$6,153,900	95,570
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		1,657,100	117,107
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		1,046,200	141,174
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		6,153,900	672,006
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		1,114,700	1
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		191,400	6,919
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		191,400	7,097
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		191,400	16,196
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		191,400	16,631
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		1,059,500	17,111
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		1,059,500	59,396

Global Income Trust 45

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/21 (premiums $2,788,126) (Unaudited) cont.
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Morgan Stanley & Co. International PLC cont.
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75	$1,590,200	$232,694
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00	1,590,200	290,386
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00	1,590,200	292,851
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	145,700	5,285
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05	1,108,000	24,498
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	291,400	80,412
UBS AG
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	520,300	20,729
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	520,300	41,223
Total			$2,847,275

WRITTEN OPTIONS OUTSTANDING at 4/30/21 (premiums $34,375) (Unaudited)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed
Securities 30 yr 4.00% TBA
commitments (Put)	May-21/$107.44	$5,000,000	$5,000,000	$1,870
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Put)	May-21/104.45	17,000,000	17,000,000	2,618
Total				$4,488

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A.
(0.765)/3 month USD-LIBOR-BBA/
Sep-31 (Purchased)	Sep-21/0.765		$1,825,500	$(43,264)	$122,345
(1.275)/3 month USD-LIBOR-BBA/
Mar-50 (Purchased)	Mar-30/1.275		1,070,200	(139,394)	91,352
2.2275/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-22/2.2275		2,989,900	(27,582)	68,170
(1.76)/3 month USD-LIBOR-BBA/
Jan-29 (Purchased)	Jan-28/1.76		13,537,300	(87,485)	59,699
(0.925)/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.925		564,100	(40,390)	44,400
1.304/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	252,800	(40,969)	27,499
(2.3075)/3 month USD-LIBOR-BBA/
Jun-52 (Purchased)	Jun-22/2.3075		$802,700	(18,160)	25,133
(0.85)/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.85		287,300	(20,973)	23,613

46 Global Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A. cont.
1.053/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	133,700	$(30,493)	$13,099
2.29/3 month USD-LIBOR-BBA/
Mar-34 (Purchased)	Mar-24/2.29		$678,400	(33,368)	88
(1.053)/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	133,700	(30,493)	(5,650)
(1.304)/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	252,800	(20,484)	(7,264)
2.17/3 month USD-LIBOR-BBA/
Apr-34 (Purchased)	Apr-24/2.17		$1,938,200	(93,615)	(8,703)
0.85/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.85		287,300	(20,973)	(13,043)
1.76/3 month USD-LIBOR-BBA/
Jan-29 (Purchased)	Jan-28/1.76		13,537,300	(87,485)	(19,900)
0.925/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.925		564,100	(40,390)	(24,245)
(2.2275)/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-22/2.2275		2,989,900	(27,582)	(27,088)
0.765/3 month USD-LIBOR-BBA/
Sep-31 (Purchased)	Sep-21/0.765		1,825,500	(43,264)	(42,571)
1.275/3 month USD-LIBOR-BBA/
Mar-50 (Purchased)	Mar-30/1.275		1,070,200	(139,394)	(73,715)
2.3075/3 month USD-LIBOR-BBA/
Jun-52 (Purchased)	Jun-22/2.3075		802,700	(377,410)	(301,446)
(1.115)/3 month USD-LIBOR-BBA/
Jan-26 (Written)	Jan-25/1.115		13,537,300	57,026	19,088
2.525/3 month USD-LIBOR-BBA/
Apr-41 (Written)	Apr-31/2.525		7,780,200	564,065	11,904
(1.085)/3 month USD-LIBOR-BBA/
Apr-34 (Written)	Apr-24/1.085		3,876,400	53,204	6,590
(1.29)/3 month USD-LIBOR-BBA/
Mar-34 (Written)	Mar-24/1.29		969,100	15,118	165
(2.525)/3 month USD-LIBOR-BBA/
Apr-41 (Written)	Apr-31/2.525		7,780,200	564,065	(31,899)
1.115/3 month USD-LIBOR-BBA/
Jan-26 (Written)	Jan-25/1.115		13,537,300	57,026	(67,822)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	54,505,300	(27,570)	33,235
(1.11125)/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	54,505,300	(27,570)	(26,163)
Citibank, N.A.
(0.462)/3 month USD-LIBOR-BBA/
Jun-26 (Purchased)	Jun-21/0.462		$3,847,500	(37,273)	66,408
(1.007)/3 month USD-LIBOR-BBA/
Jun-31 (Purchased)	Jun-21/1.007		1,404,200	(22,713)	64,017

Global Income Trust 47

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Citibank, N.A. cont.
(1.102)/3 month USD-LIBOR-BBA/
Nov-32 (Purchased)	Nov-22/1.102	$674,000	$(21,416)	$39,820
(1.625)/3 month USD-LIBOR-BBA/
Jan-61 (Purchased)	Jan-41/1.625	933,600	(137,706)	20,651
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	377,000	(48,539)	5,772
(1.583)/3 month USD-LIBOR-BBA/
May-31 (Purchased)	May-21/1.583	783,500	(7,012)	321
(0.962)/3 month USD-LIBOR-BBA/
May-26 (Purchased)	May-21/0.962	1,518,400	(5,618)	(304)
0.962/3 month USD-LIBOR-BBA/
May-26 (Purchased)	May-21/0.962	1,518,400	(5,618)	(1,275)
1.583/3 month USD-LIBOR-BBA/
May-31 (Purchased)	May-21/1.583	783,500	(7,012)	(4,074)
1.102/3 month USD-LIBOR-BBA/
Nov-32 (Purchased)	Nov-22/1.102	674,000	(21,416)	(15,893)
1.625/3 month USD-LIBOR-BBA/
Jan-61 (Purchased)	Jan-41/1.625	933,600	(137,706)	(18,289)
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	377,000	(48,539)	(21,685)
1.007/3 month USD-LIBOR-BBA/
Jun-31 (Purchased)	Jun-21/1.007	1,404,200	(22,713)	(22,678)
0.462/3 month USD-LIBOR-BBA/
Jun-26 (Purchased)	Jun-21/0.462	3,847,500	(37,273)	(37,090)
(1.918)/3 month USD-LIBOR-BBA/
Jan-51 (Written)	Jan-31/1.918	1,123,800	134,406	27,106
1.245/3 month USD-LIBOR-BBA/
Aug-24 (Written)	Aug-22/1.245	2,092,900	19,150	14,588
(1.177)/3 month USD-LIBOR-BBA/
Jul-40 (Written)	Jul-30/1.177	110,100	8,346	4,565
(1.245)/3 month USD-LIBOR-BBA/
Aug-24 (Written)	Aug-22/1.245	2,092,900	19,150	(4,856)
1.177/3 month USD-LIBOR-BBA/
Jul-40 (Written)	Jul-30/1.177	110,100	8,346	(6,509)
1.918/3 month USD-LIBOR-BBA/
Jan-51 (Written)	Jan-31/1.918	1,123,800	134,406	(38,423)
Goldman Sachs International
(1.727)/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/1.727	609,000	(91,046)	22,844
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	371,900	(46,952)	6,404
1.727/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/1.727	609,000	(55,845)	(14,305)
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	371,900	(46,952)	(18,071)

48 Global Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Goldman Sachs International cont.
(0.555)/6 month EUR-EURIBOR-
Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	235,050	$35,495	$5,937
0.555/6 month EUR-EURIBOR-
Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	235,050	35,495	(5,007)
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-
Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	759,100	(97,077)	130,707
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		$1,859,600	(259,647)	78,661
(1.445)/6 month AUD-BBR-BBSW/
Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	14,534
(1.441)/6 month AUD-BBR-BBSW/
Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	12,153
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		$628,600	(36,333)	7,763
(1.692)/6 month AUD-BBR-BBSW/
Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	7,452
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		$377,000	(58,284)	5,926
(2.032)/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/2.032		187,600	(21,668)	5,427
1.692/6 month AUD-BBR-BBSW/
Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	(3,837)
2.032/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/2.032		$187,600	(21,668)	(4,107)
1.441/6 month AUD-BBR-BBSW/
Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	(6,254)
1.445/6 month AUD-BBR-BBSW/
Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	(7,620)
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		$377,000	(40,452)	(18,997)
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		628,600	(65,374)	(19,700)
(1.921)/6 month EUR-EURIBOR-
Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	759,100	(97,077)	(64,276)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		$1,859,600	(259,647)	(234,737)
(1.168)/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.168		1,539,000	99,035	62,376
(1.232)/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.232		333,100	21,402	13,084
(1.204)/3 month USD-LIBOR-BBA/
Jun-40 (Written)	Jun-30/1.204		264,200	19,696	10,550
1.204/3 month USD-LIBOR-BBA/
Jun-40 (Written)	Jun-30/1.204		264,200	19,696	(15,493)

Global Income Trust 49

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A. cont.
1.232/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.232		$333,100	$21,402	$(21,315)
1.168/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.168		1,539,000	99,035	(104,775)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27		734,900	(83,852)	110,448
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		377,000	(40,565)	5,142
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		377,000	(57,756)	(25,775)
(3.27)/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27		734,900	(83,852)	(62,790)
2.39/3 month USD-LIBOR-BBA/
Jun-34 (Written)	Jun-24/2.39		972,300	51,192	8,644
(2.39)/3 month USD-LIBOR-BBA/
Jun-34 (Written)	Jun-24/2.39		972,300	51,192	(1,595)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/
Feb-33 (Purchased)	Feb-23/1.50		5,006,300	(172,092)	162,304
(1.937)/3 month USD-LIBOR-BBA/
Feb-36 (Purchased)	Feb-26/1.937		2,002,500	(104,731)	56,190
(2.405)/3 month USD-LIBOR-BBA/
Mar-41 (Purchased)	Mar-31/2.405		94,500	(6,591)	489
2.405/3 month USD-LIBOR-BBA/
Mar-41 (Purchased)	Mar-31/2.405		94,500	(6,591)	129
1.937/3 month USD-LIBOR-BBA/
Feb-36 (Purchased)	Feb-26/1.937		2,002,500	(104,731)	(27,494)
1.50/3 month USD-LIBOR-BBA/
Feb-33 (Purchased)	Feb-23/1.50		5,006,300	(172,092)	(85,758)
(2.095)/3 month USD-LIBOR-BBA/
Feb-56 (Written)	Feb-26/2.095		864,900	113,734	17,869
(1.775)/3 month USD-LIBOR-BBA/
Mar-32 (Written)	Mar-22/1.775		245,600	6,693	899
1.775/3 month USD-LIBOR-BBA/
Mar-32 (Written)	Mar-22/1.775		245,600	6,693	(314)
2.095/3 month USD-LIBOR-BBA/
Feb-56 (Written)	Feb-26/2.095		864,900	113,734	(15,188)
UBS AG
(0.271)/6 month EUR-EURIBOR-
Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	3,206,200	(167,689)	128,129
(0.44)/6 month EUR-EURIBOR-
Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,404,600	(188,646)	94,331
(0.45)/6 month EUR-EURIBOR-
Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,923,700	(151,327)	73,639
(0.902)/3 month USD-LIBOR-BBA/
Apr-35 (Purchased)	Apr-25/0.902		$860,100	(48,123)	73,272

50 Global Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
UBS AG cont.
(0.87)/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-27/0.87		$7,167,200	$(48,343)	$65,938
(1.715)/3 month USD-LIBOR-BBA/
Feb-53 (Purchased)	Feb-23/1.715		1,001,300	(90,367)	61,219
(0.296)/6 month EUR-EURIBOR-
Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	801,500	(121,280)	51,225
(0.8925)/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-23/0.8925		$2,150,100	(45,582)	51,043
(0.983)/3 month USD-LIBOR-BBA/
Apr-32 (Purchased)	Apr-30/0.983		2,866,900	(45,440)	49,167
(1.6125)/3 month USD-LIBOR-BBA/
Aug-34 (Purchased)	Aug-24/1.6125		1,059,500	(77,476)	13,148
(1.175)/6 month GBP-LIBOR-BBA/
Jan-40 (Purchased)	Jan-30/1.175	GBP	234,000	(21,272)	3,859
(0.762)/6 month GBP-LIBOR-BBA/
Aug-39 (Purchased)	Aug-29/0.762	GBP	100,200	(9,241)	3,514
1.6125/3 month USD-LIBOR-BBA/
Aug-34 (Purchased)	Aug-24/1.6125		$1,059,500	(29,062)	(3,613)
1.175/6 month GBP-LIBOR-BBA/
Jan-40 (Purchased)	Jan-30/1.175	GBP	234,000	(21,272)	(4,744)
0.762/6 month GBP-LIBOR-BBA/
Aug-39 (Purchased)	Aug-29/0.762	GBP	100,200	(9,241)	(5,263)
0.983/3 month USD-LIBOR-BBA/
Apr-32 (Purchased)	Apr-30/0.983		$2,866,900	(45,440)	(25,601)
0.87/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-27/0.87		7,167,200	(48,343)	(32,539)
0.8925/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-23/0.8925		2,150,100	(45,582)	(34,531)
0.296/6 month EUR-EURIBOR-
Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	801,500	(121,280)	(36,945)
0.902/3 month USD-LIBOR-BBA/
Apr-35 (Purchased)	Apr-25/0.902		$860,100	(48,123)	(37,518)
0.45/6 month EUR-EURIBOR-Reuters/
Jan-41 (Purchased)	Jan-31/0.45	EUR	1,923,700	(151,327)	(40,612)
1.715/3 month USD-LIBOR-BBA/
Feb-53 (Purchased)	Feb-23/1.715		$1,001,300	(90,367)	(44,668)
0.44/6 month EUR-EURIBOR-Reuters/
Feb-41 (Purchased)	Feb-31/0.44	EUR	2,404,600	(188,646)	(51,314)
0.271/6 month EUR-EURIBOR-
Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	3,206,200	(167,689)	(51,961)
1.30/3 month USD-LIBOR-BBA/
Aug-26 (Written)	Aug-21/1.30		$2,251,500	66,883	58,809
(0.958)/3 month USD-LIBOR-BBA/
May-30 (Written)	May-25/0.958		1,720,100	45,712	32,802
(0.43)/6 month EUR-EURIBOR-
Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	93,200	7,472	3,402

Global Income Trust 51

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
UBS AG cont.
0.43/6 month EUR-EURIBOR-Reuters/
Aug-39 (Written)	Aug-29/0.43	EUR	93,200	$7,472	$(2,204)
(1.30)/3 month USD-LIBOR-BBA/
Aug-26 (Written)	Aug-21/1.30		$2,251,500	17,999	(15,018)
0.958/3 month USD-LIBOR-BBA/
May-30 (Written)	May-25/0.958		1,720,100	45,712	(70,352)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-BBA/
Feb-29 (Purchased)	Feb-24/1.405		7,008,800	(143,505)	134,849
(1.3875)/3 month USD-LIBOR-BBA/
Feb-29 (Purchased)	Feb-24/1.3875		5,006,300	(102,754)	98,774
(1.96)/3 month USD-LIBOR-BBA/
Jan-41 (Purchased)	Jan-31/1.96		1,770,600	(119,870)	45,380
(2.16)/3 month USD-LIBOR-BBA/
Feb-35 (Purchased)	Feb-25/2.16		2,961,800	(147,720)	34,001
2.16/3 month USD-LIBOR-BBA/
Feb-35 (Purchased)	Feb-25/2.16		2,961,800	(147,720)	(15,964)
1.96/3 month USD-LIBOR-BBA/
Jan-41 (Purchased)	Jan-31/1.96		1,770,600	(119,870)	(22,735)
1.3875/3 month USD-LIBOR-BBA/
Feb-29 (Purchased)	Feb-24/1.3875		5,006,300	(102,754)	(43,655)
1.405/3 month USD-LIBOR-BBA/
Feb-29 (Purchased)	Feb-24/1.405		7,008,800	(143,505)	(58,730)
Unrealized appreciation					2,612,061
Unrealized (depreciation)					(2,175,960)
Total					$436,101

TBA SALE COMMITMENTS OUTSTANDING at 4/30/21 (proceeds receivable $101,702,520) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Uniform Mortgage-Backed Securities, 3.50%, 5/1/51	$6,000,000	5/13/21	$6,385,313
Uniform Mortgage-Backed Securities, 3.00%, 5/1/51	2,000,000	5/13/21	2,094,219
Uniform Mortgage-Backed Securities, 2.50%, 5/1/51	77,000,000	5/13/21	79,857,424
Uniform Mortgage-Backed Securities, 2.00%, 5/1/51	14,000,000	5/13/21	14,136,718
Total			$102,473,674

52 Global Income Trust

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
			Upfront
			premium	Termina-			Unrealized
Swap counterparty/			received	tion	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
Goldman Sachs International
KRW	6,086,000,000	$31,077	$—	12/9/21	3 month KRW-	1.67% — Quarterly	$38,832
					CD-KSDA-
					BLOOMBERG —
					Quarterly
JPMorgan Chase Bank N.A.
THB	42,200,000	12,658	—	11/16/21	6 month THB-	2.07% —	22,376
					SIBOR-THFX6M —	Semiannually
					Semiannually
Upfront premium received			—		Unrealized appreciation		61,208
Upfront premium (paid)			—		Unrealized (depreciation)		—
Total			$—		Total		$61,208

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$119,400	$4,961 E	$(1)	2/2/24	3 month USD-	2.5725% —	$4,960
				LIBOR-BBA —	Semiannually
				Quarterly
308,900	12,560 E	(2)	2/2/24	2.528% —	3 month USD-	(12,562)
				Semiannually	LIBOR-BBA —
					Quarterly
223,600	9,279 E	(38)	2/2/24	3 month USD-	2.57% —	9,241
				LIBOR-BBA —	Semiannually
				Quarterly
402,800	14,608 E	(2)	2/2/24	3 month USD-	2.3075% —	14,606
				LIBOR-BBA —	Semiannually
				Quarterly
591,300	21,501 E	(3)	2/9/24	3 month USD-	2.32% —	21,498
				LIBOR-BBA —	Semiannually
				Quarterly
869,200	15,638	19,111	1/19/31	1.805% —	3 month USD-	(917)
				Semiannually	LIBOR-BBA —
					Quarterly
869,200	29,927	(9,786)	1/19/26	3 month USD-	1.629% —	24,099
				LIBOR-BBA —	Semiannually
				Quarterly
869,200	13,819 E	(9,788)	1/20/31	3 month USD-	1.996% —	(23,608)
				LIBOR-BBA —	Semiannually
				Quarterly
3,476,800	11,286	1,904	11/3/21	0.83% —	3 month USD-	(22,008)
				Semiannually	LIBOR-BBA —
					Quarterly
3,476,800	20,072	(6,458)	11/3/21	3 month USD-	1.331% —	34,835
				LIBOR-BBA —	Semiannually
				Quarterly

Global Income Trust 53

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$748,500	$36,338	$(11)	3/4/31	3 month USD-	1.101% —	$(35,265)
				LIBOR-BBA —	Semiannually
				Quarterly
1,400,300	267,862	(58,475)	1/29/51	1.232% —	3 month USD-	204,992
				Semiannually	LIBOR-BBA —
					Quarterly
980,200	186,245	51,917	4/29/51	3 month USD-	1.242% —	(134,270)
				LIBOR-BBA —	Semiannually
				Quarterly
521,000	62,200	(18)	1/8/51	3 month USD-	1.539% —	(59,767)
				LIBOR-BBA —	Semiannually
				Quarterly
700,000	74,351	(24)	1/19/51	3 month USD-	1.5955% —	(71,254)
				LIBOR-BBA —	Semiannually
				Quarterly
217,300	6,830 E	(3)	8/16/31	1.37% —	3 month USD-	6,826
				Semiannually	LIBOR-BBA —
					Quarterly
8,832,000	318 E	(714)	6/16/23	3 month USD-	0.30% —	(396)
				LIBOR-BBA —	Semiannually
				Quarterly
37,363,000	88,364 E	(132,043)	6/16/26	0.95% —	3 month USD-	(43,680)
				Semiannually	LIBOR-BBA —
					Quarterly
40,632,000	47,377 E	(244,433)	6/16/31	1.65% —	3 month USD-	(197,056)
				Semiannually	LIBOR-BBA —
					Quarterly
384,000	5,278 E	(7,732)	6/16/51	2.00% —	3 month USD-	(2,454)
				Semiannually	LIBOR-BBA —
					Quarterly
2,112,000	10,832 E	(1,748)	6/16/31	1.35% —	Secured	9,085
				Annually	Overnight
					Financing Rate —
					Annually
1,621,000	1,974	(4,555)	3/16/31	3 month USD-	1.6355% —	210
				LIBOR-BBA —	Semiannually
				Quarterly
5,269,000	374	(43)	3/16/26	0.9255% —	3 month USD-	(5,236)
				Semiannually	LIBOR-BBA —
					Quarterly
3,266,000	31,703	(111)	3/16/51	2.09% —	3 month USD-	(39,556)
				Semiannually	LIBOR-BBA —
					Quarterly
2,471,000	235	3,914	3/16/26	0.926% —	3 month USD-	1,519
				Semiannually	LIBOR-BBA —
					Quarterly
7,485,000	15,793	(99)	3/16/31	3 month USD-	1.645% —	29,273
				LIBOR-BBA —	Semiannually
				Quarterly

54 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$162,800	$567 E	$(2)	3/20/34	2.29% —	3 month USD-	$(569)
				Semiannually	LIBOR-BBA —
					Quarterly
783,500	7,813	(7,747)	4/21/31	3 month USD-	1.736% —	403
				LIBOR-BBA —	Semiannually
				Quarterly
3,585,000	46,551	(48)	4/7/31	1.7655% —	3 month USD-	(50,341)
				Semiannually	LIBOR-BBA —
					Quarterly
2,209,000	8,365	(18)	4/8/26	3 month USD-	1.0161% —	9,503
				LIBOR-BBA —	Semiannually
				Quarterly
2,209,000	9,229	(18)	4/8/26	3 month USD-	1.0241% —	10,378
				LIBOR-BBA —	Semiannually
				Quarterly
3,129,400	30,975	(42)	4/15/31	3 month USD-	1.734% —	33,089
				LIBOR-BBA —	Semiannually
				Quarterly
1,173,500	21,639	(40)	4/15/51	2.127% —	3 month USD-	(22,693)
				Semiannually	LIBOR-BBA —
					Quarterly
3,282,000	8,737	(27)	4/9/26	3 month USD-	0.9935% —	10,314
				LIBOR-BBA —	Semiannually
				Quarterly
304,000	6,965	(10)	4/19/51	3 month USD-	1.9515% —	(6,797)
				LIBOR-BBA —	Semiannually
				Quarterly
517,000	8,798	(18)	4/20/51	3 month USD-	1.9765% —	(8,533)
				LIBOR-BBA —	Semiannually
				Quarterly
759,200	3,217 E	(10)	5/5/31	3 month USD-	1.591% —	(3,227)
				LIBOR-BBA —	Semiannually
				Quarterly
728,000	98	(3)	4/28/23	3 month USD-	0.2825% —	101
				LIBOR-BBA —	Semiannually
				Quarterly
2,218,000	14,674	(29)	4/28/31	3 month USD-	1.5625% —	(14,449)
				LIBOR-BBA —	Semiannually
				Quarterly
728,000	90	(3)	4/28/23	3 month USD-	0.282% —	93
				LIBOR-BBA —	Semiannually
				Quarterly
2,218,000	14,907	(29)	4/28/31	3 month USD-	1.5614% —	(14,682)
				LIBOR-BBA —	Semiannually
				Quarterly
8,372,000	48,206	9,946	4/20/31	1.57% —	3 month USD-	57,185
				Semiannually	LIBOR-BBA —
					Quarterly
1,352,000	3,308	(18)	5/4/31	1.66091% —	3 month USD-	(3,326)
				Semiannually	LIBOR-BBA —
					Quarterly

Global Income Trust 55

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
AUD	9,400	$658 E	$—	1/30/35	1.692% —	6 month AUD-	$658
					Semiannually	BBR-BBSW —
						Semiannually
AUD	32,200	2,764 E	—	3/5/35	1.47% —	6 month AUD-	2,764
					Semiannually	BBR-BBSW —
						Semiannually
AUD	12,000	1,091 E	—	3/25/35	1.4025% —	6 month AUD-	1,091
					Semiannually	BBR-BBSW —
						Semiannually
AUD	20,900	1,876 E	—	3/28/40	1.445% —	6 month AUD-	1,876
					Semiannually	BBR-BBSW —
						Semiannually
AUD	76,000	8,063 E	(1)	4/1/40	1.1685% —	6 month AUD-	8,062
					Semiannually	BBR-BBSW —
						Semiannually
AUD	5,000	763 E	—	7/2/45	1.441% —	6 month AUD-	763
					Semiannually	BBR-BBSW —
						Semiannually
AUD	200,000	1,845	(2)	4/6/31	6 month AUD-	1.87% —	2,031
					BBR-BBSW —	Semiannually
					Semiannually
AUD	2,446,000	4,969 E	12,283	6/16/31	6 month AUD-	1.76% —	7,314
					BBR-BBSW —	Semiannually
					Semiannually
AUD	710,000	4,495 E	1,544	6/16/31	6 month AUD-	1.701% —	(2,951)
					BBR-BBSW —	Semiannually
					Semiannually
AUD	1,100,000	2,174 E	1,727	6/16/26	6 month AUD-	0.851% —	(446)
					BBR-BBSW —	Semiannually
					Semiannually
CAD	3,147,000	28,686 E	13,063	6/16/31	3 month CAD-	1.91% —	(15,623)
					BA-CDOR —	Semiannually
					Semiannually
CAD	930,000	3,154 E	3,648	6/16/51	3 month CAD-	2.501% —	494
					BA-CDOR —	Semiannually
					Semiannually
CAD	890,000	1,976 E	1,624	6/16/31	3 month CAD-	2.001% —	(352)
					BA-CDOR —	Semiannually
					Semiannually
CAD	570,000	850 E	1,408	6/16/26	3 month CAD-	1.401% —	558
					BA-CDOR —	Semiannually
					Semiannually
CHF	608,000	16,261 E	(14,110)	6/16/31	—	0.16% plus	2,151
						6 month CHF-
						LIBOR-BBA —
						Semiannually
CNY	49,400,000	52,511 E	(464)	9/15/26	China 7 Day	2.9445% —	52,046
					Reverse Repo	Quarterly
					Rate — Quarterly

56 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
CNY	95,540,000	$33,572 E	$(898)	9/15/26	China 7 Day	2.845% —	$32,673
					Reverse Repo	Quarterly
					Rate — Quarterly
EUR	60,400	16,305 E	(2)	11/29/58	1.484% —	6 month	(16,307)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	82,300	21,919	(3)	2/19/50	6 month	1.354% —	22,284
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	91,000	21,652	(3)	3/11/50	1.267% —	6 month	(21,926)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	91,800	20,153	(4)	3/12/50	1.2115% —	6 month	(20,416)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	260,300	48,674	(10)	3/26/50	1.113% —	6 month	(49,180)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	420,000	93,744 E	(16)	11/29/58	6 month	1.343% —	93,728
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	283,000	46,875	(11)	2/19/50	1.051% —	6 month	(47,946)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	87,500	12,328 E	(3)	6/7/54	1.054% —	6 month	(12,332)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	79,600	9,283	(3)	2/19/50	0.9035% —	6 month	(9,556)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	211,200	17,362	(8)	2/21/50	0.80% —	6 month	(18,005)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	258,600	13,442 E	(10)	8/8/54	0.49% —	6 month	13,433
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	107,000	15,728 E	(4)	6/6/54	6 month	0.207% —	(15,732)
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually

Global Income Trust 57

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	312,300	$33,170	$(12)	2/19/50	0.233% —	6 month	$32,600
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	585,500	8,251	(22)	2/19/50	6 month	0.595% —	9,783
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	115,200	19,591 E	(4)	3/4/54	0.134% —	6 month	19,587
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	81,200	23,812 E	(3)	3/13/54	—	0.2275%	23,809
						plus 6 month
						EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	302,300	23,609 E	(6)	5/13/40	6 month	0.276% —	(23,615)
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	55,900	4,116 E	(1)	6/24/40	0.315% —	6 month	4,115
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	133,400	9,763 E	(3)	1/16/40	0.315% —	6 month	9,759
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	52,200	3,819 E	(1)	3/28/40	0.3175% —	6 month	3,817
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	8,063,000	104,595 E	5,025	6/16/31	0.05% —	6 month	109,621
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	238,200	2,777 E	(10)	5/21/51	6 month	0.516% —	(2,787)
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	5,470,000	4,209 E	2,675	6/16/23	0.501% plus	—	(1,533)
					6 month
					EUR-EURIBOR-
					REUTERS —
					Semiannually
EUR	4,180,000	14,544 E	6,380	6/16/26	0.301% plus	—	(8,163)
					6 month
					EUR-EURIBOR-
					REUTERS —
					Semiannually

58 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	5,370,000	$36,283 E	$(627)	6/16/31	6 month	0.101% —	$(36,910)
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	650,000	11,473 E	(5,911)	6/16/51	6 month	0.501% —	(17,385)
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
GBP	17,000	228 E	(246)	6/16/31	Sterling	0.93% —	(19)
					Overnight	Annually
					Index Average —
					Annually
GBP	83,100	736 E	(2)	5/19/31	Sterling	0.754% —	(738)
					Overnight	Annually
					Index Average —
					Annually
GBP	230,000	4,697 E	(2,249)	6/16/51	Sterling	0.901% —	(6,946)
					Overnight	Annually
					Index Average —
					Annually
GBP	980,000	16,824 E	3,027	6/16/31	Sterling	0.701% —	(13,797)
					Overnight	Annually
					Index Average —
					Annually
GBP	920,000	7,475 E	1,219	6/16/26	Sterling	0.401% —	(6,256)
					Overnight	Annually
					Index Average —
					Annually
JPY	22,710,500	10,025 E	(7)	8/29/43	0.7495% —	6 month JPY-	(10,031)
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	14,130,600	1,536	(1,114)	2/25/31	0.003% —	6 month JPY-	411
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	26,213,100	14,359 E	(8)	8/29/43	0.194% —	6 month JPY-	14,351
					Semiannually	LIBOR-BBA —
						Semiannually
NOK	7,179,000	1,360 E	2,028	6/16/31	6 month NOK-	1.82% —	3,388
					NIBOR-NIBR —	Annually
					Semiannually
NZD	869,000	5,643 E	4,169	6/16/31	3 month NZD-	1.96% —	9,812
					BBR-FRA —	Semiannually
					Quarterly
SEK	18,866,000	14,031 E	(8,556)	6/16/31	0.77% —	3 month SEK-	5,477
					Annually	STIBOR-SIDE —
						Quarterly
Total			$(371,871)				$(160,932)

E Extended effective date.

Global Income Trust 59

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$23,361	$22,659	$—	1/12/41	4.00% (1 month	Synthetic TRS	$(407)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Barclays Bank PLC
2,641,643	2,642,364	—	1/12/41	5.00% (1 month	Synthetic MBX	6,648
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
138,816	138,835	—	1/12/40	5.00% (1 month	Synthetic MBX	334
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
21,945	21,936	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(49)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
577,928	576,684	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(329)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
13,034	12,639	—	1/12/43	(3.50%) 1 month	Synthetic TRS	245
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
23,311	22,610	—	1/12/41	4.00% (1 month	Synthetic TRS	(406)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
8,111	7,914	—	1/12/42	4.00% (1 month	Synthetic TRS	(95)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
29,093	28,260	—	1/12/41	(5.00%) 1 month	Synthetic TRS	408
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
33,039	32,638	—	1/12/41	5.00% (1 month	Synthetic TRS Index	20
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
13,962	13,793	—	1/12/41	5.00% (1 month	Synthetic TRS Index	9
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly

60 Global Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$28,375	$27,858	$—	1/12/38	6.50% (1 month	Synthetic TRS	$(175)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
298	292	—	1/12/38	6.50% (1 month	Synthetic TRS	(2)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Citibank, N.A.
50,160	50,173	—	1/12/41	5.00% (1 month	Synthetic MBX	126
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Credit Suisse International
5,277	5,117	—	1/12/43	3.50% (1 month	Synthetic TRS	(99)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
36,890	35,897	—	1/12/45	4.00% (1 month	Synthetic TRS	(498)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
32,397	31,525	—	1/12/45	4.00% (1 month	Synthetic TRS	(438)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
46,672	45,269	—	1/12/41	(4.00%) 1 month	Synthetic TRS	813
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
21,225	20,618	—	1/12/41	(5.00%) 1 month	Synthetic TRS	298
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Goldman Sachs International
12,673	12,645	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(7)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
15,203	15,170	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(9)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
287,140	286,523	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(163)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Global Income Trust 61

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$22,951	$22,255	$—	1/12/43	3.50% (1 month	Synthetic TRS	$(432)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
56,863	55,484	—	1/12/42	4.00% (1 month	Synthetic TRS	(666)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
32,153	31,287	—	1/12/45	4.00% (1 month	Synthetic TRS	(434)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
29,943	29,217	—	1/12/42	4.00% (1 month	Synthetic TRS	(351)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
20,136	19,648	—	1/12/42	4.00% (1 month	Synthetic TRS	(236)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
20,136	19,648	—	1/12/42	4.00% (1 month	Synthetic TRS	(236)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
35,002	34,000	—	1/12/41	(5.00%) 1 month	Synthetic TRS	491
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
9,870	9,802	—	1/12/39	6.00% (1 month	Synthetic TRS	56
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,020	1,984	—	1/12/38	6.50% (1 month	Synthetic TRS	(12)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
JPMorgan Chase Bank N. A.
35,002	34,000	—	1/12/41	(5.00%) 1 month	Synthetic TRS	491
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
JPMorgan Securities LLC
30,621	30,250	—	1/12/41	(5.00%) 1 month	Synthetic MBX Index	(19)
				USD-LIBOR —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
15,194	14,734	—	1/12/43	(3.50%) 1 month	Synthetic TRS	286
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

62 Global Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Securities LLC cont.
$135,189	$131,910	$—	1/12/42	(4.00%) 1 month	Synthetic TRS	$1,583
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Morgan Stanley & Co. International PLC
469,326	465,482	—	7/17/24	3.825% (3 month	Pera Funding DAC,	(2,241)
				USD-LIBOR-BBA	3.825%, Series
				minus 0.12%) —	2019–01, 7/10/24 —
				Quarterly	Quarterly
Upfront premium received		—		Unrealized appreciation		11,808
Upfront premium (paid)		—		Unrealized (depreciation)		(7,304)
Total		$—		Total		$4,504

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	3,160,000	$300,096	$(58)	5/15/30	(.655%) — At	Eurostat Eurozone	$300,037
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	3,160,000	297,049	(58)	5/15/30	(.6625%) — At	Eurostat Eurozone	296,990
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	1,578,000	280,382	(56)	5/15/40	(.961%) — At	Eurostat Eurozone	280,325
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	894,000	60,538	—	7/15/37	1.71% — At	Eurostat Eurozone	60,538
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	894,000	16,113	—	7/15/27	(1.40%) — At	Eurostat Eurozone	(16,113)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	3,435,000	75,698	(40)	9/15/23	(1.4375%) — At	Eurostat Eurozone	(75,738)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	3,435,000	76,528	(40)	9/15/23	(1.44125%) — At	Eurostat Eurozone	(76,568)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	3,435,000	76,805	(41)	9/15/23	(1.4425%) — At	Eurostat Eurozone	(76,845)
					maturity	HICP excluding
						tobacco — At
						maturity

Global Income Trust 63

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	3,435,000	$77,081	$(41)	9/15/23	(1.44375%) — At	Eurostat Eurozone	$(77,122)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	1,578,000	414,046	(74)	5/15/50	1.13% — At	Eurostat Eurozone	(414,120)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	3,160,000	583,456	(112)	5/15/40	0.935% — At	Eurostat Eurozone	(583,568)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	3,160,000	587,673	(112)	5/15/40	0.93% — At	Eurostat Eurozone	(587,785)
					maturity	HICP excluding
						tobacco — At
						maturity
GBP	1,807,000	135,077	(39)	12/15/28	3.665% — At	GBP Non-revised UK	135,038
					maturity	Retail Price Index —
						At maturity
GBP	2,319,000	77,222	(30)	11/15/24	3.385% — At	GBP Non-revised UK	77,192
					maturity	Retail Price Index —
						At maturity
GBP	1,409,000	50,407	(33)	3/15/28	3.4025% — At	GBP Non-revised UK	50,374
					maturity	Retail Price Index —
						At maturity
GBP	2,024,000	49,890	(48)	3/15/28	3.34% — At	GBP Non-revised UK	49,842
					maturity	Retail Price Index —
						At maturity
GBP	1,084,000	31,489	(25)	2/15/28	3.34% — At	GBP Non-revised UK	31,464
					maturity	Retail Price Index —
						At maturity
GBP	506,000	16,748	(12)	3/15/28	3.3875% — At	GBP Non-revised UK	16,737
					maturity	Retail Price Index —
						At maturity
GBP	543,000	59,274	(29)	7/15/49	(3.4425%) — At	GBP Non-revised UK	(59,303)
					maturity	Retail Price Index —
						At maturity
	$1,895,000	27,189	(32)	3/23/31	(2.4275%) — At	USA Non Revised	27,158
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	1,918,000	22,855	(32)	3/23/31	(2.45%) — At	USA Non Revised	22,823
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity

64 Global Income Trust

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$1,637,000	$8,512	$(28)	4/1/31	(2.51%) — At	USA Non Revised	$8,485
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
1,637,000	7,624	(28)	4/1/31	(2.515%) — At	USA Non Revised	7,596
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
539,000	5,375	(9)	4/1/31	(2.466%) — At	USA Non Revised	5,366
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
1,086,000	11,517	(11)	4/1/26	2.496% — At	USA Non Revised	(11,528)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
3,834,000	38,482	(39)	3/23/26	2.51% — At	USA Non Revised	(38,521)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
1,284,000	39,750	(22)	2/25/31	2.28% — At	USA Non Revised	(39,772)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
1,614,000	49,890	(27)	2/24/31	2.281% — At	USA Non Revised	(49,917)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
1,614,000	50,310	(27)	2/25/31	2.278% — At	USA Non Revised	(50,337)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
3,792,000	51,184	—	3/23/26	2.445% — At	USA Non Revised	(51,184)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
1,614,000	52,118	(27)	2/25/31	2.2675% — At	USA Non Revised	(52,145)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity

Global Income Trust 65

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$6,540,000	$57,500	$(66)	4/1/26	2.53% — At	USA Non Revised	$(57,566)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
2,933,000	67,518	(49)	3/5/31	2.351% — At	USA Non Revised	(67,567)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
2,965,000	68,572	(50)	3/5/31	2.35% — At	USA Non Revised	(68,621)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
3,228,000	98,057	(54)	2/24/31	2.286% — At	USA Non Revised	(98,111)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
2,958,000	333,405	(50)	6/30/30	1.586% — At	USA Non Revised	(333,455)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
5,770,000	612,134	44,398	7/10/30	1.6625% — At	USA Non Revised	(567,737)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
Total		$42,999				$(2,083,658)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/21 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BB–/P	$2,666	$39,000	$11,041	5/11/63	300 bp —	$(8,356)
Index						Monthly
CMBX NA BBB–.6	BB–/P	5,303	88,000	24,913	5/11/63	300 bp —	(19,566)
Index						Monthly
CMBX NA BBB–.6	BB–/P	10,865	176,000	49,826	5/11/63	300 bp —	(38,872)
Index						Monthly
Citigroup Global Markets, Inc.
CMBX NA A.6	A-/P	2,345	14,000	1,191	5/11/63	200 bp —	1,158
Index						Monthly
CMBX NA A.6	A-/P	6,014	34,000	2,893	5/11/63	200 bp —	3,132
Index						Monthly

66 Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/21 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.11	BB–/P	$40,115	$71,000	$9,266	11/18/54	500 bp —	$30,909
Index						Monthly
CMBX NA BB.13	BB–/P	2,999	30,000	2,913	12/16/72	500 bp —	111
Index						Monthly
CMBX NA BB.13	BB–/P	8,965	95,000	9,225	12/16/72	500 bp —	(180)
Index						Monthly
CMBX NA BB.6	B-/P	30,268	211,000	100,457	5/11/63	500 bp —	(70,013)
Index						Monthly
CMBX NA BB.7	B+/P	15,922	312,000	112,975	1/17/47	500 bp —	(96,793)
Index						Monthly
CMBX NA BBB– .14	BBB–/P	1,496	48,000	2,088	12/16/72	300 bp —	(568)
Index						Monthly
CMBX NA BBB–.12	BBB–/P	7,366	125,000	7,100	8/17/61	300 bp —	329
Index						Monthly
CMBX NA BBB–.14	BBB–/P	1,350	27,000	1,175	12/16/72	300 bp —	189
Index						Monthly
CMBX NA BBB–.6	BB–/P	131,815	2,070,000	586,017	5/11/63	300 bp —	(453,167)
Index						Monthly
Credit Suisse International
CMBX NA BB.7	B+/P	8,159	61,000	22,088	1/17/47	500 bp —	(13,878)
Index						Monthly
CMBX NA BBB–.6	BB–/P	180,220	1,918,000	542,986	5/11/63	300 bp —	(361,807)
Index						Monthly
Goldman Sachs International
CMBX NA A.13	A-/P	(228)	43,000	267	12/16/72	200 bp —	53
Index						Monthly
CMBX NA A.6	A-/P	99	2,000	170	5/11/63	200 bp —	(71)
Index						Monthly
CMBX NA A.6	A-/P	790	16,000	1,362	5/11/63	200 bp —	(566)
Index						Monthly
CMBX NA A.6	A-/P	(15)	25,000	2,128	5/11/63	200 bp —	(2,134)
Index						Monthly
CMBX NA A.6	A-/P	1,158	38,000	3,234	5/11/63	200 bp —	(2,063)
Index						Monthly
CMBX NA A.6	A-/P	4,172	81,000	6,893	5/11/63	200 bp —	(2,694)
Index						Monthly
CMBX NA BB.13	BB–/P	3,943	41,000	3,981	12/16/72	500 bp —	(4)
Index						Monthly
CMBX NA BBB– .13	BBB–/P	296	5,000	313	12/16/72	300 bp —	(14)
Index						Monthly
CMBX NA BBB– .13	BBB–/P	298	5,000	313	12/16/72	300 bp —	(13)
Index						Monthly
CMBX NA BBB–.11	BBB–/P	64	1,000	52	11/18/54	300 bp —	12
Index						Monthly
CMBX NA BBB–.6	BB–/P	1,407	13,000	3,680	5/11/63	300 bp —	(2,266)
Index						Monthly

Global Income Trust 67

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/21 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BB–/P	$1,906	$14,000	$3,963	5/11/63	300 bp —	$(2,050)
Index						Monthly
CMBX NA BBB–.6	BB–/P	2,976	27,000	7,644	5/11/63	300 bp —	(4,654)
Index						Monthly
CMBX NA BBB–.6	BB–/P	4,248	38,000	10,758	5/11/63	300 bp —	(6,491)
Index						Monthly
CMBX NA BBB–.6	BB–/P	4,273	54,000	15,287	5/11/63	300 bp —	(10,988)
Index						Monthly
CMBX NA BBB–.6	BB–/P	7,899	73,000	20,666	5/11/63	300 bp —	(12,731)
Index						Monthly
CMBX NA BBB–.6	BB–/P	7,929	73,000	20,666	5/11/63	300 bp —	(12,700)
Index						Monthly
CMBX NA BBB–.6	BB–/P	11,382	97,000	27,461	5/11/63	300 bp —	(16,030)
Index						Monthly
CMBX NA BBB–.6	BB–/P	17,898	147,000	41,616	5/11/63	300 bp —	(23,644)
Index						Monthly
CMBX NA BBB–.6	BB–/P	10,491	154,000	43,597	5/11/63	300 bp —	(33,029)
Index						Monthly
CMBX NA BBB–.6	BB–/P	29,016	386,000	109,277	5/11/63	300 bp —	(80,068)
Index						Monthly
CMBX NA BBB–.6	BB–/P	48,302	515,000	145,797	5/11/63	300 bp —	(97,237)
Index						Monthly
JPMorgan Securities LLC
CMBX NA BB.10	B+/P	2,648	33,000	9,923	5/11/63	500 bp —	(7,248)
Index						Monthly
CMBX NA BB.6	B-/P	51,480	100,000	47,610	5/11/63	500 bp —	3,953
Index						Monthly
CMBX NA BBB–.13	BBB–/P	4,077	59,000	3,693	12/16/72	300 bp —	413
Index						Monthly
CMBX NA BBB–.6	BB–/P	95,911	300,000	84,930	5/11/63	300 bp —	11,131
Index						Monthly
CMBX NA BBB–.7	BB/P	4,695	20,000	3,984	1/17/47	300 bp —	721
Index						Monthly
Merrill Lynch International
CMBX NA BBB– .6	BB–/P	74,907	278,000	78,702	5/11/63	300 bp —	(3,656)
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA A .6	A-/P	818	12,000	1,021	5/11/63	200 bp —	(200)
Index						Monthly
CMBX NA A .6	A-/P	6,188	90,000	7,659	5/11/63	200 bp —	(1,442)
Index						Monthly
CMBX NA A.13	A-/P	8,447	722,000	4,476	12/16/72	200 bp —	13,164
Index						Monthly
CMBX NA BB.13	BB–/P	192	2,000	194	12/16/72	500 bp —	(1)
Index						Monthly
CMBX NA BB.13	BB–/P	2,789	29,000	2,816	12/16/72	500 bp —	(3)
Index						Monthly

68 Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/21 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.13	BB–/P	$6,417	$68,000	$6,603	12/16/72	500 bp —	$(129)
Index						Monthly
CMBX NA BB.13	BB–/P	6,466	70,000	6,797	12/16/72	500 bp —	(273)
Index						Monthly
CMBX NA BB.6	B-/P	11,787	48,000	22,853	5/11/63	500 bp —	(11,025)
Index						Monthly
CMBX NA BB.6	B-/P	23,902	97,000	46,182	5/11/63	500 bp —	(22,199)
Index						Monthly
CMBX NA BBB– .13	BBB–/P	296	5,000	313	12/16/72	300 bp —	(15)
Index						Monthly
CMBX NA BBB– .13	BBB–/P	15,616	210,000	13,146	12/16/72	300 bp —	2,575
Index						Monthly
CMBX NA BBB– .14	BBB–/P	851	28,000	1,218	12/16/72	300 bp —	(353)
Index						Monthly
CMBX NA BBB–.12	BBB–/P	3,064	52,000	2,954	8/17/61	300 bp —	138
Index						Monthly
Upfront premium received		934,966	Unrealized appreciation				67,988
Upfront premium (paid)		(243)	Unrealized (depreciation)				(1,419,191)
Total		$934,723	Total				$(1,351,203)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2021. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/21 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	$(101)	$1,000	$85	5/11/63	(200 bp) —	$(16)
					Monthly
CMBX NA BB.10 Index	(3,861)	37,000	11,126	11/17/59	(500 bp) —	7,234
					Monthly
CMBX NA BB.10 Index	(3,399)	31,000	9,322	11/17/59	(500 bp) —	5,897
					Monthly
CMBX NA BB.11 Index	(8,232)	114,000	14,877	11/18/54	(500 bp) —	6,550
					Monthly
CMBX NA BB.11 Index	(8,292)	64,000	8,352	11/18/54	(500 bp) —	7
					Monthly
CMBX NA BB.11 Index	(3,582)	38,000	4,959	11/18/54	(500 bp) —	1,345
					Monthly
CMBX NA BB.11 Index	(1,650)	24,000	3,132	11/18/54	(500 bp) —	1,462
					Monthly

Global Income Trust 69

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.11 Index	$(830)	$16,000	$2,088	11/18/54	(500 bp) —	$1,245
					Monthly
CMBX NA BB.11 Index	(816)	16,000	2,088	11/18/54	(500 bp) —	1,259
					Monthly
CMBX NA BB.12 Index	(1,030)	12,000	1,595	8/17/61	(500 bp) —	555
					Monthly
CMBX NA BB.8 Index	(6,581)	51,161	18,740	10/17/57	(500 bp) —	12,117
					Monthly
CMBX NA BB.8 Index	(527)	2,896	1,061	10/17/57	(500 bp) —	532
					Monthly
CMBX NA BB.9 Index	(9,496)	92,000	24,306	9/17/58	(500 bp) —	14,734
					Monthly
CMBX NA BB.9 Index	(5,033)	78,000	20,608	9/17/58	(500 bp) —	15,510
					Monthly
CMBX NA BB.9 Index	(906)	25,000	6,605	9/17/58	(500 bp) —	5,678
					Monthly
CMBX NA BB.9 Index	(707)	18,000	4,756	9/17/58	(500 bp) —	4,034
					Monthly
CMBX NA BB.9 Index	(645)	16,000	4,227	9/17/58	(500 bp) —	3,569
					Monthly
CMBX NA BBB– .10 Index	(5,249)	22,000	2,523	11/17/59	(300 bp) —	(2,736)
					Monthly
CMBX NA BBB– .10 Index	(4,875)	21,000	2,409	11/17/59	(300 bp) —	(2,477)
					Monthly
CMBX NA BBB– .10 Index	(4,675)	19,000	2,179	11/17/59	(300 bp) —	(2,505)
					Monthly
CMBX NA BBB– .10 Index	(789)	5,000	574	11/17/59	(300 bp) —	(218)
					Monthly
CMBX NA BBB– .12 Index	(3,276)	48,000	2,726	8/17/61	(300 bp) —	(573)
					Monthly
CMBX NA BBB– .12 Index	(5,641)	25,000	1,420	8/17/61	(300 bp) —	(4,234)
					Monthly
CMBX NA BBB–.10 Index	(48,562)	163,000	18,696	11/17/59	(300 bp) —	(29,947)
					Monthly
CMBX NA BBB–.10 Index	(5,609)	44,000	5,047	11/17/59	(300 bp) —	(584)
					Monthly
CMBX NA BBB–.10 Index	(4,334)	34,000	3,900	11/17/59	(300 bp) —	(451)
					Monthly
CMBX NA BBB–.11 Index	(17,604)	55,000	2,838	11/18/54	(300 bp) —	(14,793)
					Monthly
CMBX NA BBB–.11 Index	(5,028)	35,000	1,806	11/18/54	(300 bp) —	(3,240)
					Monthly
CMBX NA BBB–.11 Index	(7,188)	22,000	1,135	11/18/54	(300 bp) —	(6,064)
					Monthly
CMBX NA BBB–.11 Index	(147)	1,000	52	11/18/54	(300 bp) —	(96)
					Monthly

70 Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB–.12 Index	$(38,795)	$123,000	$6,986	8/17/61	(300 bp) —	$(31,870)
					Monthly
CMBX NA BBB–.12 Index	(31,283)	90,000	5,112	8/17/61	(300 bp) —	(26,216)
					Monthly
CMBX NA BBB–.12 Index	(22,054)	66,000	3,749	8/17/61	(300 bp) —	(18,338)
					Monthly
CMBX NA BBB–.12 Index	(22,555)	64,000	3,635	8/17/61	(300 bp) —	(18,951)
					Monthly
CMBX NA BBB–.12 Index	(15,365)	46,000	2,613	8/17/61	(300 bp) —	(12,775)
					Monthly
CMBX NA BBB–.12 Index	(15,466)	44,000	2,499	8/17/61	(300 bp) —	(12,989)
					Monthly
CMBX NA BBB–.12 Index	(4,065)	24,000	1,363	8/17/61	(300 bp) —	(2,714)
					Monthly
CMBX NA BBB–.12 Index	(8,199)	24,000	1,363	8/17/61	(300 bp) —	(6,848)
					Monthly
CMBX NA BBB–.13 Index	(7,199)	95,000	5,947	12/16/72	(300 bp) —	(1,299)
					Monthly
CMBX NA BBB–.7 Index	(656)	3,000	598	1/17/47	(300 bp) —	(60)
					Monthly
CMBX NA BBB–.8 Index	(19,531)	125,000	19,013	10/17/57	(300 bp) —	(581)
					Monthly
CMBX NA BBB–.8 Index	(8,219)	52,000	7,909	10/17/57	(300 bp) —	(336)
					Monthly
CMBX NA BBB–.8 Index	(8,252)	52,000	7,909	10/17/57	(300 bp) —	(369)
					Monthly
CMBX NA BBB–.9 Index	(10,410)	44,000	4,448	9/17/58	(300 bp) —	(5,984)
					Monthly
Credit Suisse International
CMBX NA BB.10 Index	(9,157)	77,000	23,154	11/17/59	(500 bp) —	13,933
					Monthly
CMBX NA BB.10 Index	(10,274)	77,000	23,154	11/17/59	(500 bp) —	12,816
					Monthly
CMBX NA BB.10 Index	(5,096)	41,000	12,329	11/17/59	(500 bp) —	7,198
					Monthly
CMBX NA BB.7 Index	(8,049)	456,000	217,102	5/11/63	(500 bp) —	208,673
					Monthly
CMBX NA BB.7 Index	(29,146)	158,000	57,212	1/17/47	(500 bp) —	27,935
					Monthly
CMBX NA BB.7 Index	(2,467)	15,000	5,432	1/17/47	(500 bp) —	2,952
					Monthly
CMBX NA BB.8 Index	(1,051)	5,792	2,122	10/17/57	(500 bp) —	1,065
					Monthly
CMBX NA BB.9 Index	(22,455)	224,000	59,181	9/17/58	(500 bp) —	36,539
					Monthly

Global Income Trust 71

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International
CMBX NA BB.7 Index	$(6,053)	$40,000	$14,484	1/17/47	(500 bp) —	$8,398
					Monthly
CMBX NA BB.7 Index	(45,077)	222,000	80,386	1/17/47	(500 bp) —	35,124
					Monthly
CMBX NA BB.7 Index	(16,057)	98,000	35,486	1/17/47	(500 bp) —	19,347
					Monthly
CMBX NA BB.8 Index	(2,266)	19,306	7,072	10/17/57	(500 bp) —	4,790
					Monthly
CMBX NA BB.9 Index	(602)	5,000	1,321	9/17/58	(500 bp) —	715
					Monthly
CMBX NA BB.9 Index	(595)	5,000	1,321	9/17/58	(500 bp) —	722
					Monthly
CMBX NA BB.9 Index	(478)	3,000	793	9/17/58	(500 bp) —	313
					Monthly
CMBX NA BB.9 Index	(313)	3,000	793	9/17/58	(500 bp) —	477
					Monthly
CMBX NA BB.9 Index	(320)	2,000	528	9/17/58	(500 bp) —	206
					Monthly
CMBX NA BB.9 Index	(319)	2,000	528	9/17/58	(500 bp) —	208
					Monthly
CMBX NA BB.9 Index	(158)	1,000	264	9/17/58	(500 bp) —	105
					Monthly
CMBX NA BBB– .10 Index	(312)	2,000	229	11/17/59	(300 bp) —	(83)
					Monthly
CMBX NA BBB–.12 Index	(11,145)	33,000	1,874	8/17/61	(300 bp) —	(9,287)
					Monthly
CMBX NA BBB–.13 Index	(3,107)	41,000	2,567	12/16/72	(300 bp) —	(561)
					Monthly
CMBX NA BBB–.6 Index	(3,452)	69,000	19,534	5/11/63	(300 bp) —	16,047
					Monthly
CMBX NA BBB–.6 Index	(6,386)	26,000	7,361	5/11/63	(300 bp) —	961
					Monthly
CMBX NA BBB–.8 Index	(31,635)	205,000	31,181	10/17/57	(300 bp) —	(557)
					Monthly
CMBX NA BBB–.8 Index	(8,311)	53,000	8,061	10/17/57	(300 bp) —	(276)
					Monthly
JPMorgan Securities LLC
CMBX NA BB.11 Index	(178,341)	327,000	42,674	11/18/54	(500 bp) —	(135,940)
					Monthly
CMBX NA BB.12 Index	(31,305)	57,000	7,575	8/17/61	(500 bp) —	(23,778)
					Monthly
CMBX NA BB.17 Index	(13,221)	27,000	9,777	1/17/47	(500 bp) —	(3,466)
					Monthly
CMBX NA BB.8 Index	(4,461)	8,688	3,182	10/17/57	(500 bp) —	(1,286)
					Monthly
CMBX NA BB.9 Index	(4,942)	10,000	2,642	9/17/58	(500 bp) —	(2,308)
					Monthly

72 Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB– .10 Index	$(6,762)	$41,000	$4,703	11/17/59	(300 bp) —	$(2,080)
					Monthly
CMBX NA BBB–.10 Index	(22,269)	196,000	22,481	11/17/59	(300 bp) —	131
					Monthly
CMBX NA BBB–.10 Index	(17,466)	62,000	7,111	11/17/59	(300 bp) —	(10,386)
					Monthly
CMBX NA BBB–.10 Index	(15,790)	53,000	6,079	11/17/59	(300 bp) —	(9,737)
					Monthly
CMBX NA BBB–.11 Index	(24,830)	79,000	4,076	11/18/54	(300 bp) —	(20,793)
					Monthly
CMBX NA BBB–.11 Index	(12,572)	40,000	2,064	11/18/54	(300 bp) —	(10,528)
					Monthly
CMBX NA BBB–.11 Index	(11,928)	37,000	1,909	11/18/54	(300 bp) —	(10,038)
					Monthly
CMBX NA BBB–.12 Index	(15,595)	47,000	2,670	8/17/61	(300 bp) —	(12,949)
					Monthly
CMBX NA BBB–.6 Index	(66,380)	245,000	69,360	5/11/63	(300 bp) —	2,857
					Monthly
Merrill Lynch International
CMBX NA BB.10 Index	(4,211)	74,000	22,252	11/17/59	(500 bp) —	17,980
					Monthly
CMBX NA BB.11 Index	(41,022)	83,000	10,832	11/18/54	(500 bp) —	(30,259)
					Monthly
CMBX NA BB.7 Index	(5,378)	31,000	11,225	1/17/47	(500 bp) —	5,821
					Monthly
CMBX NA BB.9 Index	(9,700)	249,000	65,786	9/17/58	(500 bp) —	55,878
					Monthly
CMBX NA BBB– .10 Index	(13,217)	61,000	6,997	11/17/59	(300 bp) —	(6,251)
					Monthly
CMBX NA BBB–.7 Index	(1,311)	16,000	3,187	1/17/47	(300 bp) —	1,868
					Monthly
CMBX NA BBB–.9 Index	(7,225)	39,000	3,943	9/17/58	(300 bp) —	(3,301)
					Monthly
CMBX NA BBB–.9 Index	(4,261)	23,000	2,325	9/17/58	(300 bp) —	(1,947)
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	(3,880)	37,000	11,126	11/17/59	(500 bp) —	7,215
					Monthly
CMBX NA BB.12 Index	(2,502)	35,000	4,652	8/17/61	(500 bp) —	2,120
					Monthly
CMBX NA BB.12 Index	(1,825)	25,000	3,323	8/17/61	(500 bp) —	1,476
					Monthly
CMBX NA BB.12 Index	(1,144)	14,000	1,861	9/17/58	(500 bp) —	705
					Monthly
CMBX NA BB.12 Index	(3,000)	5,000	665	8/17/61	(500 bp) —	(2,340)
					Monthly

Global Income Trust 73

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.7 Index	$(12,267)	$61,000	$22,088	1/17/47	(500 bp) —	$9,770
					Monthly
CMBX NA BB.7 Index	(4,844)	24,000	8,690	1/17/47	(500 bp) —	3,827
					Monthly
CMBX NA BB.7 Index	(3,471)	18,000	6,518	1/17/47	(500 bp) —	3,032
					Monthly
CMBX NA BB.8 Index	(4,944)	9,653	3,536	10/17/57	(500 bp) —	(1,416)
					Monthly
CMBX NA BB.9 Index	(3,693)	42,000	11,096	9/17/58	(500 bp) —	7,369
					Monthly
CMBX NA BB.9 Index	(2,276)	37,000	9,775	9/17/58	(500 bp) —	7,469
					Monthly
CMBX NA BB.9 Index	(2,179)	29,000	7,662	9/17/58	(500 bp) —	5,459
					Monthly
CMBX NA BB.9 Index	(1,642)	27,000	7,133	9/17/58	(500 bp) —	5,469
					Monthly
CMBX NA BB.9 Index	(843)	17,000	4,491	9/17/58	(500 bp) —	3,635
					Monthly
CMBX NA BB.9 Index	(508)	13,000	3,435	9/17/58	(500 bp) —	2,916
					Monthly
CMBX NA BB.9 Index	(1,334)	11,000	2,906	9/17/58	(500 bp) —	1,563
					Monthly
CMBX NA BB.9 Index	(369)	6,000	1,585	9/17/58	(500 bp) —	1,211
					Monthly
CMBX NA BB.9 Index	(606)	5,000	1,321	9/17/58	(500 bp) —	711
					Monthly
CMBX NA BBB– .10 Index	(3,954)	33,000	3,785	11/17/59	(300 bp) —	(185)
					Monthly
CMBX NA BBB– .10 Index	(7,314)	30,000	3,441	11/17/59	(300 bp) —	(3,888)
					Monthly
CMBX NA BBB– .10 Index	(4,553)	21,000	2,409	11/17/59	(300 bp) —	(2,155)
					Monthly
CMBX NA BBB– .10 Index	(4,109)	19,000	2,179	11/17/59	(300 bp) —	(1,939)
					Monthly
CMBX NA BBB– .10 Index	(2,435)	17,000	1,950	11/17/59	(300 bp) —	(493)
					Monthly
CMBX NA BBB– .10 Index	(3,784)	16,000	1,835	11/17/59	(300 bp) —	(1,957)
					Monthly
CMBX NA BBB– .10 Index	(2,296)	10,000	1,147	11/17/59	(300 bp) —	(1,154)
					Monthly
CMBX NA BBB– .12 Index	(4,382)	21,000	1,193	8/17/61	(300 bp) —	(3,200)
					Monthly
CMBX NA BBB–.10 Index	(17,397)	141,000	16,173	11/17/59	(300 bp) —	(1,295)
					Monthly
CMBX NA BBB–.10 Index	(9,639)	76,000	8,717	11/17/59	(300 bp) —	(960)
					Monthly

74 Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.10 Index	$(8,117)	$64,000	$7,341	11/17/59	(300 bp) —	$(808)
					Monthly
CMBX NA BBB–.11 Index	(27,206)	85,000	4,386	11/18/54	(300 bp) —	(22,863)
					Monthly
CMBX NA BBB–.12 Index	(4,320)	13,000	738	8/17/61	(300 bp) —	(3,588)
					Monthly
CMBX NA BBB–.13 Index	(11,833)	192,000	12,019	12/16/72	(300 bp) —	90
					Monthly
CMBX NA BBB–.7 Index	(41)	1,000	199	1/17/47	(300 bp) —	158
					Monthly
CMBX NA BBB–.8 Index	(53,474)	349,000	53,083	10/17/57	(300 bp) —	(566)
					Monthly
CMBX NA BBB–.8 Index	(29,904)	193,000	29,355	10/17/57	(300 bp) —	(645)
					Monthly
CMBX NA BBB–.8 Index	(8,125)	52,000	7,909	10/17/57	(300 bp) —	(242)
					Monthly
CMBX NA BBB–.8 Index	(7,902)	51,000	7,757	10/17/57	(300 bp) —	(170)
					Monthly
CMBX NA BBB–.8 Index	(6,852)	44,000	6,692	10/17/57	(300 bp) —	(191)
					Monthly
Upfront premium received	—	Unrealized appreciation				628,982
Upfront premium (paid)	(1,386,146)	Unrealized (depreciation)				(553,130)
Total	$(1,386,146)	Total				$75,852

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Global Income Trust 75

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$3,735,996	$—
Collateralized loan obligations	—	4,124,481	—
Corporate bonds and notes	—	55,822,790	—
Foreign government and agency bonds and notes	—	86,351,534	—
Mortgage-backed securities	—	89,382,165	—
Purchased options outstanding	—	51,746	—
Purchased swap options outstanding	—	2,082,584	—
U.S. government and agency mortgage obligations	—	157,959,299	—
U.S. treasury obligations	—	242,090	—
Short-term investments	1,636,000	11,610,045	—
Totals by level	$1,636,000	$411,362,730	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$53,070	$—
Futures contracts	(446,549)	—	—
Written options outstanding	—	(4,488)	—
Written swap options outstanding	—	(2,847,275)	—
Forward premium swap option contracts	—	436,101	—
TBA sale commitments	—	(102,473,674)	—
Interest rate swap contracts	—	272,147	—
Total return swap contracts	—	(2,122,153)	—
Credit default contracts	—	(823,928)	—
Totals by level	$(446,549)	$(107,510,200)	$—

The accompanying notes are an integral part of these financial statements.

76 Global Income Trust

Statement of assets and liabilities 4/30/21 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $401,018,165)	$408,488,590
Affiliated issuers (identified cost $4,510,140) (Note 5)	4,510,140
Cash	135,560
Foreign currency (cost $21,446) (Note 1)	21,509
Interest and other receivables	1,779,931
Receivable for shares of the fund sold	295,631
Receivable for investments sold	275
Receivable for sales of TBA securities (Note 1)	74,136,751
Receivable from Manager (Note 2)	76,249
Receivable for variation margin on futures contracts (Note 1)	20,157
Receivable for variation margin on centrally cleared swap contracts (Note 1)	289,698
Unrealized appreciation on forward currency contracts (Note 1)	1,546,365
Unrealized appreciation on forward premium swap option contracts (Note 1)	2,612,061
Unrealized appreciation on OTC swap contracts (Note 1)	769,986
Premium paid on OTC swap contracts (Note 1)	1,386,389
Prepaid assets	53,887
Total assets	496,123,179

LIABILITIES
Payable for investments purchased	145,993
Payable for purchases of TBA securities (Note 1)	129,208,695
Payable for shares of the fund repurchased	201,961
Payable for custodian fees (Note 2)	55,327
Payable for investor servicing fees (Note 2)	75,858
Payable for Trustee compensation and expenses (Note 2)	151,126
Payable for administrative services (Note 2)	777
Payable for distribution fees (Note 2)	29,371
Payable for variation margin on futures contracts (Note 1)	2,405
Payable for variation margin on centrally cleared swap contracts (Note 1)	285,488
Unrealized depreciation on forward currency contracts (Note 1)	1,493,295
Unrealized depreciation on forward premium swap option contracts (Note 1)	2,175,960
Written options outstanding, at value (premiums $2,822,501) (Note 1)	2,851,763
TBA sale commitments, at value (proceeds receivable $101,702,520) (Note 1)	102,473,674
Unrealized depreciation on OTC swap contracts (Note 1)	1,979,625
Premium received on OTC swap contracts (Note 1)	934,966
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 8)	1,878,090
Other accrued expenses	109,574
Total liabilities	244,053,948

Net assets	$252,069,231

(Continued on next page)

Global Income Trust 77

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$251,316,820
Total distributable earnings (Note 1)	752,411
Total — Representing net assets applicable to capital shares outstanding	$252,069,231

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($116,323,885 divided by 9,324,572 shares)	$12.47
Offering price per class A share (100/96.00 of $12.47)*	$12.99
Net asset value and offering price per class B share ($643,646 divided by 51,848 shares)**	$12.41
Net asset value and offering price per class C share ($4,668,958 divided by 376,064 shares)**	$12.42
Net asset value, offering price and redemption price per class R share
($2,466,853 divided by 197,852 shares)	$12.47
Net asset value, offering price and redemption price per class R5 share
($39,394 divided by 3,160 shares)	$12.47
Net asset value, offering price and redemption price per class R6 share
($33,498,844 divided by 2,685,333 shares)	$12.47
Net asset value, offering price and redemption price per class Y share
($94,427,651 divided by 7,574,397 shares)	$12.47

*On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

78 Global Income Trust

Statement of operations Six months ended 4/30/21 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $5,068 from investments in affiliated issuers) (Note 5)	$3,629,935
Total investment income	3,629,935

EXPENSES
Compensation of Manager (Note 2)	678,389
Investor servicing fees (Note 2)	227,590
Custodian fees (Note 2)	61,717
Trustee compensation and expenses (Note 2)	6,027
Distribution fees (Note 2)	184,541
Administrative services (Note 2)	4,401
Auditing and tax fees	89,550
Other	102,287
Fees waived and reimbursed by Manager (Note 2)	(394,169)
Total expenses	960,333
Expense reduction (Note 2)	(344)
Net expenses	959,989

Net investment income	2,669,946

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	2,851,952
Net increase from payments by affiliates (Note 2)	1,016
Foreign currency transactions (Note 1)	15,721
Forward currency contracts (Note 1)	1,301,280
Futures contracts (Note 1)	(1,606,178)
Swap contracts (Note 1)	2,067,335
Written options (Note 1)	435,142
Total net realized gain	5,066,268
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(3,948,037)
Assets and liabilities in foreign currencies	(6,648)
Forward currency contracts	(613,639)
Futures contracts	(112,027)
Swap contracts	(730,901)
Written options	253,050
Total change in net unrealized depreciation	(5,158,202)

Net loss on investments	(91,934)

Net increase in net assets resulting from operations	$2,578,012

The accompanying notes are an integral part of these financial statements.

Global Income Trust 79

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 4/30/21*	Year ended 10/31/20
Operations
Net investment income	$2,669,946	$4,501,833
Net realized gain on investments
and foreign currency transactions	5,066,268	550,009
Change in net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	(5,158,202)	1,583,049
Net increase in net assets resulting from operations	2,578,012	6,634,891
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(943,966)	(621,119)
Class B	(3,441)	(3,522)
Class C	(25,216)	(26,706)
Class M	—	(2,197)
Class R	(16,588)	(11,650)
Class R5	(354)	(181)
Class R6	(343,880)	(211,982)
Class Y	(896,693)	(530,702)
From return of capital
Class A	—	(1,415,559)
Class B	—	(8,027)
Class C	—	(60,865)
Class M	—	(5,006)
Class R	—	(26,551)
Class R5	—	(411)
Class R6	—	(483,118)
Class Y	—	(1,209,494)
Increase from capital share transactions (Note 4)	888,550	17,989,743
Total increase in net assets	1,236,424	20,007,544

NET ASSETS
Beginning of period	250,832,807	230,825,263
End of period	$252,069,231	$250,832,807

*Unaudited.

The accompanying notes are an integral part of these financial statements.

80 Global Income Trust

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Global Income Trust 81

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From return	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class A
April 30, 2021**	$12.45	.12	—[g,h]	.12	(.10)	—	(.10)	$12.47	.97*	$116,324	.44*e	.98*e	400*
October 31, 2020	12.35	.22	.10	.32	(.07)	(.15)	(.22)	12.45	2.64	114,466	1.09[e]	1.76[e]	590
October 31, 2019	11.50	.26	.84	1.10	(.19)	(.06)	(.25)	12.35	9.68	114,345	1.22[e]	2.19[e]	408
October 31, 2018	12.05	.27	(.52)	(.25)	(.19)	(.11)	(.30)	11.50	(2.14)	116,014	1.22[e]	2.25[e]	451
October 31, 2017	11.93	.27	.23	.50	(.38)	—	(.38)	12.05	4.32	121,661	1.22[e]	2.28[e]	660
October 31, 2016	11.93	.30	.08	.38	(.38)	—	(.38)	11.93	3.27	148,868	1.16[f]	2.50[f]	551
Class B
April 30, 2021**	$12.39	.06[i]	.01[h]	.07	(.05)	—	(.05)	$12.41	.59*	$644	.81*e	.49*e,i	400*
October 31, 2020	12.29	.12	.11	.23	(.04)	(.09)	(.13)	12.39	1.84	934	1.84[e]	.97[e]	590
October 31, 2019	11.45	.17	.83	1.00	(.12)	(.04)	(.16)	12.29	8.80	1,508	1.97[e]	1.42[e]	408
October 31, 2018	12.00	.18	(.53)	(.35)	(.13)	(.07)	(.20)	11.45	(2.90)	2,362	1.97[e]	1.48[e]	451
October 31, 2017	11.87	.18	.24	.42	(.29)	—	(.29)	12.00	3.63	3,633	1.97[e]	1.51[e]	660
October 31, 2016	11.87	.21	.08	.29	(.29)	—	(.29)	11.87	2.51	4,916	1.91[f]	1.74[f]	551
Class C
April 30, 2021**	$12.39	.07	.01[h]	.08	(.05)	—	(.05)	$12.42	.67*	$4,669	.81*e	.58*e	400*
October 31, 2020	12.29	.12	.11	.23	(.04)	(.09)	(.13)	12.39	1.88	6,508	1.84[e]	1.03[e]	590
October 31, 2019	11.45	.17	.83	1.00	(.12)	(.04)	(.16)	12.29	8.81	9,591	1.97[e]	1.44[e]	408
October 31, 2018	12.00	.18	(.52)	(.34)	(.14)	(.07)	(.21)	11.45	(2.89)	12,444	1.97[e]	1.49[e]	451
October 31, 2017	11.87	.18	.24	.42	(.29)	—	(.29)	12.00	3.63	17,763	1.97[e]	1.53[e]	660
October 31, 2016	11.88	.21	.08	.29	(.30)	—	(.30)	11.87	2.43	21,570	1.91[f]	1.74[f]	551
Class R
April 30, 2021**	$12.45	.11	—[g,h]	.11	(.09)	—	(.09)	$12.47	.85*	$2,467	.56*e	.88*e	400*
October 31, 2020	12.35	.19	.10	.29	(.06)	(.13)	(.19)	12.45	2.39	2,475	1.34[e]	1.52[e]	590
October 31, 2019	11.50	.23	.84	1.07	(.16)	(.06)	(.22)	12.35	9.40	1,955	1.47[e]	1.97[e]	408
October 31, 2018	12.05	.24	(.52)	(.28)	(.17)	(.10)	(.27)	11.50	(2.39)	2,014	1.47[e]	2.02[e]	451
October 31, 2017	11.90	.24	.24	.48	(.33)	—	(.33)	12.05	4.14	3,040	1.47[e]	2.02[e]	660
October 31, 2016	11.91	.27	.08	.35	(.36)	—	(.36)	11.90	2.98	13,875	1.41[f]	2.26[f]	551
Class R5
April 30, 2021**	$12.44	.15	—[g,h]	.15	(.12)	—	(.12)	$12.47	1.21*	$39	.27*e	1.17*e	400*
October 31, 2020	12.35	.26	.09	.35	(.08)	(.18)	(.26)	12.44	2.91	33	.75[e]	2.10[e]	590
October 31, 2019	11.50	.31	.83	1.14	(.22)	(.07)	(.29)	12.35	10.06	24	.86[e]	2.60[e]	408
October 31, 2018	12.05	.31	(.52)	(.21)	(.22)	(.12)	(.34)	11.50	(1.77)	31	.86[e]	2.63[e]	451
October 31, 2017	11.93	.32	.23	.55	(.43)	—	(.43)	12.05	4.70	29	.87[e]	2.68[e]	660
October 31, 2016	11.94	.34	.07	.41	(.42)	—	(.42)	11.93	3.50	24	.86[f]	2.82[f]	551

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

82 Global Income Trust	Global Income Trust 83

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From return	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class R6
April 30, 2021**	$12.45	.15	—[g,h]	.15	(.13)	—	(.13)	$12.47	1.17*	$33,499	.24*e	1.18*e	400*
October 31, 2020	12.35	.26	.11	.37	(.08)	(.19)	(.27)	12.45	3.05	35,357	.68[e]	2.14[e]	590
October 31, 2019	11.50	.31	.84	1.15	(.22)	(.08)	(.30)	12.35	10.15	25,712	.79[e]	2.61[e]	408
October 31, 2018	12.05	.32	(.51)	(.19)	(.23)	(.13)	(.36)	11.50	(1.72)	24,177	.80[e]	2.65[e]	451
October 31, 2017	11.92	.33	.23	.56	(.43)	—	(.43)	12.05	4.83	6,607	.80[e]	2.73[e]	660
October 31, 2016	11.93	.34	.08	.42	(.43)	—	(.43)	11.92	3.59	6,445	.79[f]	2.88[f]	551
Class Y
April 30, 2021**	$12.44	.14	.01[h]	.15	(.12)	—	(.12)	$12.47	1.18*	$94,428	.31*e	1.11*e	400*
October 31, 2020	12.35	.24	.11	.35	(.08)	(.18)	(.26)	12.44	2.83	91,059	.84[e]	1.99[e]	590
October 31, 2019	11.50	.29	.84	1.13	(.21)	(.07)	(.28)	12.35	9.96	71,288	.97[e]	2.43[e]	408
October 31, 2018	12.05	.30	(.52)	(.22)	(.21)	(.12)	(.33)	11.50	(1.90)	62,181	.97[e]	2.50[e]	451
October 31, 2017	11.92	.31	.24	.55	(.42)	—	(.42)	12.05	4.68	80,266	.97[e]	2.56[e]	660
October 31, 2016	11.93	.33	.07	.40	(.41)	—	(.41)	11.92	3.44	66,913	.91[f]	2.75[f]	551

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets
April 30, 2021	0.15%
October 31, 2020	0.11
October 31, 2019	0.02
October 31, 2018	0.02
October 31, 2017	<0.01

f Reflects a voluntary waiver of certain fund expenses in effect during the period . As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

g Amount represents less than $0.01 per share.

h The Net realized and unrealized gain (loss) on investments shown for the period noted may not correspond with the amounts shown on the Statement of operations as a result of timing of share activity.

i The net investment income ratio and per share amount shown for the period ending may not correspond with expected class specific differences for the period due to the timing of subscriptions into the class or redemptions out of the class.

The accompanying notes are an integral part of these financial statements.

84 Global Income Trust	Global Income Trust 85

Notes to financial statements 4/30/21 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2020 through April 30, 2021.

Putnam Global Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The goal of the fund is to seek high current income. Preservation of capital and long-term total return are secondary objectives, but only to the extent consistent with the objective of seeking high current income. The fund invests mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of companies and governments worldwide; that are investment-grade in quality; and that have intermediate-to long-term maturities (three years or longer). Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in investment-grade securities. This policy may be changed only after 60 days’ notice to shareholders. The fund may also invest in bonds that are below-investment-grade in quality (sometimes referred to as “junk bonds”). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The fund offers class A, class B, class C, class R, class R5, class R6 and class Y shares. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A shares are sold with a maximum front-end sales charge of 4.00%. Class A shares generally are not subject to a contingent deferred sales charge, and class R, class R5, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately eight years. Prior to March 1, 2021, class C shares generally converted to class A shares after approximately ten years. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class R shares, but do not bear a distribution fee, and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

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Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the

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fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund

88 Global Income Trust

could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

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Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

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Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $2,104,578 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $2,558,000 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains

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or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At October 31, 2020, the fund had the following capital loss carryover available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$6,067,704	$—	$6,067,704

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $303,694,590, resulting in gross unrealized appreciation and depreciation of $19,584,828 and $18,237,437, respectively, or net unrealized appreciation of $1,347,391.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,	0.500%	of the next $50 billion,
0.650%	of the next $5 billion,	0.480%	of the next $50 billion,
0.600%	of the next $10 billion,	0.470%	of the next $100 billion and
0.550%	of the next $10 billion,	0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.264% of the fund’s average net assets.

Putnam Management has contractually agreed, through February 28, 2022, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $8,520 as a result of this limit.

Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through February 28, 2022, to the extent that total expenses of the fund (excluding

92 Global Income Trust

brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.43% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $385,649 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

Putnam Management voluntarily reimbursed the fund $1,016 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no material impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$115,250	Class R5	22
Class B	798	Class R6	8,635
Class C	5,913	Class Y	94,600
Class R	2,372	Total	$227,590

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $344 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $171, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Global Income Trust 93

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$144,843
Class B	1.00%	1.00%	4,013
Class C	1.00%	1.00%	29,726
Class R	1.00%	0.50%	5,959
Total			$184,541

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $6,165 from the sale of class A shares and received no monies and $10 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $14 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$1,242,279,892	$1,271,052,795
U.S. government securities (Long-term)	—	—
Total	$1,242,279,892	$1,271,052,795

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 4/30/21		YEAR ENDED 10/31/20
Class A	Shares	Amount	Shares	Amount
Shares sold	1,043,707	$13,182,067	2,187,702	$26,915,453
Shares issued in connection with
reinvestment of distributions	70,464	889,932	157,774	1,931,454
	1,114,171	14,071,999	2,345,476	28,846,907
Shares repurchased	(981,906)	(12,414,189)	(2,410,135)	(29,478,451)
Net increase (decrease)	132,265	$1,657,810	(64,659)	$(631,544)

94 Global Income Trust

	SIX MONTHS ENDED 4/30/21		YEAR ENDED 10/31/20
Class B	Shares	Amount	Shares	Amount
Shares sold	497	$6,304	8,727	$105,048
Shares issued in connection with
reinvestment of distributions	253	3,179	908	11,059
	750	9,483	9,635	116,107
Shares repurchased	(24,312)	(305,472)	(56,925)	(693,913)
Net decrease	(23,562)	$(295,989)	(47,290)	$(577,806)

	SIX MONTHS ENDED 4/30/21		YEAR ENDED 10/31/20
Class C	Shares	Amount	Shares	Amount
Shares sold	45,794	$579,815	76,097	$934,692
Shares issued in connection with
reinvestment of distributions	1,947	24,517	6,398	77,942
	47,741	604,332	82,495	1,012,634
Shares repurchased	(196,843)	(2,461,524)	(337,567)	(4,122,016)
Net decrease	(149,102)	$(1,857,192)	(255,072)	$(3,109,382)

			YEAR ENDED 10/31/20*
Class M			Shares	Amount
Shares sold			21	$242
Shares issued in connection with reinvestment of distributions			—	—
			21	242
Shares repurchased			(524,351)	(6,386,524)
Net decrease			(524,330)	$(6,386,282)

	SIX MONTHS ENDED 4/30/21		YEAR ENDED 10/31/20
Class R	Shares	Amount	Shares	Amount
Shares sold	30,245	$380,441	115,292	$1,417,730
Shares issued in connection with
reinvestment of distributions	1,312	16,563	2,860	34,960
	31,557	397,004	118,152	1,452,690
Shares repurchased	(32,580)	(415,650)	(77,609)	(945,613)
Net increase (decrease)	(1,023)	$(18,646)	40,543	$507,077

	SIX MONTHS ENDED 4/30/21		YEAR ENDED 10/31/20
Class R5	Shares	Amount	Shares	Amount
Shares sold	519	$6,541	608	$7,432
Shares issued in connection with
reinvestment of distributions	28	354	48	592
	547	6,895	656	8,024
Shares repurchased	(11)	(138)	(16)	(195)
Net increase	536	$6,757	640	$7,829

Global Income Trust 95

	SIX MONTHS ENDED 4/30/21		YEAR ENDED 10/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	363,888	$4,604,453	1,254,583	$15,373,826
Shares issued in connection with
reinvestment of distributions	26,584	335,749	55,600	680,739
	390,472	4,940,202	1,310,183	16,054,565
Shares repurchased	(544,598)	(6,917,451)	(552,550)	(6,743,872)
Net increase (decrease)	(154,126)	$(1,977,249)	757,633	$9,310,693

	SIX MONTHS ENDED 4/30/21		YEAR ENDED 10/31/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,526,928	$19,402,058	4,229,766	$51,864,638
Shares issued in connection with
reinvestment of distributions	61,183	772,174	116,588	1,427,018
	1,588,111	20,174,232	4,346,354	53,291,656
Shares repurchased	(1,331,205)	(16,801,173)	(2,802,773)	(34,422,498)
Net increase	256,906	$3,373,059	1,543,581	$18,869,158

* Effective November 25, 2019, all class M shares were converted to class A shares and were no longer available for purchase, excluding those shares that had been purchased from Japan distributors, which were liquidated on December 9, 2019.

At the close of the reporting period, Putnam Investments, LLC owned 1,048 class R5 shares of the fund (33.16% of class R5 shares outstanding), valued at $13,069.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 10/31/20	cost	proceeds	income	of 4/30/21
Short-term investments
Putnam Short Term
Investment Fund**	$7,237,903	$50,432,532	$53,160,295	$5,068	$4,510,140
Total Short-term
investments	$7,237,903	$50,432,532	$53,160,295	$5,068	$4,510,140

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

96 Global Income Trust

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. In November 2020, this date was extended until June 30, 2023 for certain widely followed tenors (overnight and 1-, 3-, 6-, and 12-month U.S. dollar LIBOR). LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to June 30, 2023.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$22,000,000
Purchased currency option contracts (contract amount)	$38,100,000
Purchased swap option contracts (contract amount)	$202,200,000
Written TBA commitment option contracts (contract amount)	$22,000,000
Written currency option contracts (contract amount)	$37,100,000
Written swap option contracts (contract amount)	$152,800,000
Futures contracts (number of contracts)	500
Forward currency contracts (contract amount)	$342,500,000
OTC interest rate swap contracts (notional)	$6,800,000
Centrally cleared interest rate swap contracts (notional)	$289,200,000
OTC total return swap contracts (notional)	$5,200,000
Centrally cleared total return swap contracts (notional)	$80,900,000
OTC credit default contracts (notional)	$18,100,000

Global Income Trust 97

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$1,466,996	Payables	$2,293,165
Foreign exchange
contracts	Receivables	1,546,365	Payables	1,493,295
	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	7,452,295*	Unrealized depreciation	10,027,941*
Total		$10,465,656		$13,814,401

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(781,413)	$(781,413)
Foreign exchange contracts	706,194	—	1,301,280	—	$2,007,474
Interest rate contracts	(540,662)	(1,606,178)	—	2,848,748	$701,908
Total	$165,532	$(1,606,178)	$1,301,280	$2,067,335	$1,927,969

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$400,108	$400,108
Foreign exchange contracts	330,906	—	(613,639)	—	$(282,733)
Interest rate contracts	(324,745)	(112,027)	—	(1,131,009)	$(1,567,781)
Total	$6,161	$(112,027)	$(613,639)	$(730,901)	$(1,450,406)

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Global Income Trust 99

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Assets:
OTC Interest rate
swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$38,832	$—	$22,376	$—	$—	$—	$—	$—	$—	$—	$—	$—	$61,208
Centrally cleared
interest rate
swap contracts§	—	—	76,231	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	76,231
OTC Total return
swap contracts*#	—	7,664	—	—	126	—	1,111	547	—	491	1,869	—	—	—	—	—	—	—	—	11,808
Centrally cleared
total return
swap contracts§	—	—	213,467	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	213,467
OTC Credit default
contracts —
protection sold*#	—	—	—	—	—	—	—	281	—	—	—	—	4,717	—	—	—	—	—	—	4,998
OTC Credit default
contracts —
protection
purchased*#	—	—	—	—	—	255,178	398,806	213,235	—	—	185,561	126,114	283,104	—	—	—	—	—	—	1,461,998
Futures contracts§	—	—	—	—	—	—	—	—	—	—	20,157	—	—	—	—	—	—	—	—	20,157
Forward currency
contracts#	335,400	10,468	—	—	33,117	—	16,099	453,561	38,073	250,383	—	—	95,443	606	89,672	22,883	169,417	—	31,243	1,546,365
Forward premium
swap option
contracts#	513,145	33,235	—	—	243,248	—	—	35,185	—	348,633	—	—	124,234	—	—	237,880	763,497	313,004	—	2,612,061
Purchased swap
options**#	189,288	—	—	—	6,639	—	—	426,519	—	395,992	—	—	1,005,786	—	—	25,137	33,223	—	—	2,082,584
Purchased
options**#	—	—	—	—	—	—	—	—	—	51,746	—	—	—	—	—	—	—	—	—	51,746
Total Assets	$1,037,833	$51,367	$289,698	$—	$283,130	$255,178	$416,016	$1,168,160	$38,073	$1,069,621	$207,587	$126,114	$1,513,284	$606	$89,672	$285,900	$966,137	$313,004	$31,243	$8,142,623
Liabilities:
OTC Interest rate
swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Centrally cleared
interest rate
swap contracts§	—	—	100,560	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	100,560
OTC Total return
swap contracts*#	407	1,056	—	—	—	—	1,035	2,546	—	—	19	—	2,241	—	—	—	—	—	—	7,304
Centrally cleared
total return
swap contracts§	—	—	184,928	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	184,928

100 Global Income Trust	Global Income Trust 101

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
OTC Credit default
contracts —
protection sold*#	$85,628	$—	$—	$—	$—	$833,548	$564,064	$467,967	$—	$—	$149,841	$78,563	$111,313	$—	$—	$—	$—	$—	$—	$2,290,924
OTC Credit default
contracts —
protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	2,405	—	—	—	—	—	—	—	—	2,405
Forward currency
contracts#	61,292	145,946	—	—	79,558	—	13,788	71,053	171,951	52,617	—	—	196,843	195,008	304,298	64,491	89,701	—	46,749	1,493,295
Forward premium
swap option
contracts#	623,346	26,163	—	—	171,076	—	—	37,383	—	501,111	—	—	90,160	—	—	128,754	456,883	141,084	—	2,175,960
Written swap
options#	224,762	—	—	—	64,088	—	—	301,596	—	1,145,400	—	—	939,282	—	—	110,195	61,952	—	—	2,847,275
Written options#	—	—	—	—	—	—	—	—	—	4,488	—	—	—	—	—	—	—	—	—	4,488
Total Liabilities	$995,435	$173,165	$285,488	$—	$314,722	$833,548	$578,887	$880,545	$171,951	$1,703,616	$152,265	$78,563	$1,339,839	$195,008	$304,298	$303,440	$608,536	$141,084	$46,749	$9,107,139
Total Financial
and Derivative
Net Assets	$42,398	$(121,798)	$4,210	$—	$(31,592)	$(578,370)	$(162,871)	$287,615	$(133,878)	$(633,995)	$55,322	$47,551	$173,445	$(194,402)	$(214,626)	$(17,540)	$357,601	$171,920	$(15,506)	$(964,516)
Total collateral
received
(pledged)†##	$—	$(111,000)	$—	$—	$(31,592)	$(578,370)	$(162,871)	$260,000	$(133,878)	$(604,000)	$—	$—	$173,445	$(194,402)	$(214,626)	$—	$357,601	$171,920	$—
Net amount	$42,398	$(10,798)	$4,210	$—	$—	$—	$—	$27,615	$—	$(29,995)	$55,322	$47,551	$—	$—	$—	$(17,540)	$—	$—	$(15,506)
Controlled collateral
received (including
TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$260,000	$—	$—	$796,000	$—	$200,000	$—	$—	$—	$380,000	$242,090	$—	$1,878,090
Uncontrolled
collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged)
(including TBA
commitments)**	$—	$(111,000)	$—	$(478,000)	$(71,000)	$(646,000)	$(277,000)	$—	$(244,000)	$(604,000)	$—	$—	$—	$(262,000)	$(343,000)	$—	$—	$—	$—	$(3,036,000)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $478,000 and $3,350,000, respectively.

102 Global Income Trust	Global Income Trust 103

Note 9: New accounting pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2020–04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020–04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. The discontinuation of LIBOR was subsequently extended to June 30, 2023. ASU 2020–04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this provision.

104 Global Income Trust

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Executive Officer,
Putnam Investments Limited	Paul L. Joskow	and Compliance Liaison
16 St James’s Street	George Putnam, III
London, England SW1A 1ER	Robert L. Reynolds	Richard T. Kircher
	Manoj P. Singh	Vice President and BSA
Marketing Services	Mona K. Sutphen	Compliance Officer
Putnam Retail Management
100 Federal Street	Officers	Susan G. Malloy
Boston, MA 02110	Robert L. Reynolds	Vice President and
	President	Assistant Treasurer
Custodian
State Street Bank	Robert T. Burns	Denere P. Poulack
and Trust Company	Vice President and	Assistant Vice President, Assistant
	Chief Legal Officer	Clerk, and Assistant Treasurer
Legal Counsel
Ropes & Gray LLP	James F. Clark	Janet C. Smith
	Vice President, Chief Compliance	Vice President,
	Officer, and Chief Risk Officer	Principal Financial Officer,
Principal Accounting Officer,
	Nancy E. Florek	and Assistant Treasurer
Vice President, Director of
	Proxy Voting and Corporate	Mark C. Trenchard
	Governance, Assistant Clerk,	Vice President
and Assistant Treasurer

This report is for the information of shareholders of Putnam Global Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 28, 2021

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 28, 2021